UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

June 30, 2015

1.851896.108

CDCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AUTO COMPONENTS - 3.4%
Auto Parts & Equipment - 3.4%
Delphi Automotive PLC	447,273	$ 38,058,460
Tenneco, Inc. (a)	294,900	16,939,056
		54,997,516
AUTOMOBILES - 2.1%
Automobile Manufacturers - 0.7%
Tata Motors Ltd. (a)	977,338	6,635,003
Tesla Motors, Inc. (a)	17,000	4,560,420
		11,195,423
Motorcycle Manufacturers - 1.4%
Harley-Davidson, Inc.	406,500	22,906,275
TOTAL AUTOMOBILES		34,101,698
BEVERAGES - 2.8%
Distillers & Vintners - 1.7%
Constellation Brands, Inc. Class A (sub. vtg.)	243,900	28,297,278
Soft Drinks - 1.1%
Monster Beverage Corp. (a)	127,744	17,120,251
TOTAL BEVERAGES		45,417,529
FOOD PRODUCTS - 1.1%
Packaged Foods & Meats - 1.1%
Associated British Foods PLC	169,759	7,657,928
Keurig Green Mountain, Inc.	130,300	9,984,889
		17,642,817
HOTELS, RESTAURANTS & LEISURE - 25.2%
Casinos & Gaming - 4.4%
Las Vegas Sands Corp.	1,013,300	53,269,181
Wynn Resorts Ltd.	186,500	18,401,955
		71,671,136
Hotels, Resorts & Cruise Lines - 8.6%
Accor SA	231,859	11,701,752
China Lodging Group Ltd. ADR (a)	110,812	2,706,029
Hilton Worldwide Holdings, Inc. (a)	2,686,440	74,011,422
Wyndham Worldwide Corp.	633,183	51,864,020
		140,283,223
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Leisure Facilities - 1.2%
Vail Resorts, Inc.	178,023	$ 19,440,112
Restaurants - 11.0%
Buffalo Wild Wings, Inc. (a)	84,300	13,208,967
Dave & Buster's Entertainment, Inc.	256,200	9,246,258
Domino's Pizza, Inc.	106,600	12,088,440
Fiesta Restaurant Group, Inc. (a)	286,879	14,343,950
Jubilant Foodworks Ltd. (a)	301,453	8,810,256
McDonald's Corp.	162,500	15,448,875
Papa John's International, Inc.	3,500	264,635
Ruth's Hospitality Group, Inc.	1,530,400	24,670,048
Starbucks Corp.	1,504,090	80,641,785
		178,723,214
TOTAL HOTELS, RESTAURANTS & LEISURE		410,117,685
HOUSEHOLD DURABLES - 2.7%
Homebuilding - 2.6%
D.R. Horton, Inc.	517,200	14,150,592
Lennar Corp. Class A	260,800	13,311,232
PulteGroup, Inc.	721,900	14,546,285
		42,008,109
Housewares & Specialties - 0.1%
Jarden Corp. (a)	44,700	2,313,225
TOTAL HOUSEHOLD DURABLES		44,321,334
INTERNET & CATALOG RETAIL - 7.6%
Internet Retail - 7.6%
Amazon.com, Inc. (a)	136,885	59,420,410
Ocado Group PLC (a)(d)	2,389,351	16,740,280
Priceline Group, Inc. (a)	40,901	47,092,184
		123,252,874
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Alibaba Group Holding Ltd. sponsored ADR	206,800	17,013,436
HomeAway, Inc. (a)	275,600	8,576,672
JUST EAT Ltd. (a)	589,800	3,769,910
		29,360,018
Common Stocks - continued
	Shares	Value
LEISURE PRODUCTS - 0.9%
Leisure Products - 0.9%
Polaris Industries, Inc.	102,500	$ 15,181,275
MEDIA - 22.9%
Advertising - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	287,422	5,662,213
Broadcasting - 2.8%
ITV PLC	11,077,400	45,828,325
Cable & Satellite - 10.4%
Charter Communications, Inc. Class A (a)(d)	103,700	17,758,625
Comcast Corp. Class A	1,812,600	109,009,764
Naspers Ltd. Class N	273,800	42,647,625
		169,416,014
Movies & Entertainment - 9.3%
The Walt Disney Co.	1,322,205	150,916,478
TOTAL MEDIA		371,823,030
MULTILINE RETAIL - 3.5%
Department Stores - 2.9%
Macy's, Inc.	694,800	46,878,156
General Merchandise Stores - 0.6%
B&M European Value Retail S.A.	1,851,150	9,973,656
TOTAL MULTILINE RETAIL		56,851,812
SOFTWARE - 0.4%
Application Software - 0.4%
Mobileye NV (a)	114,400	6,082,648
Home Entertainment Software - 0.0%
Playtech Ltd.	8,410	108,158
TOTAL SOFTWARE		6,190,806
SPECIALTY RETAIL - 18.0%
Apparel Retail - 8.4%
L Brands, Inc.	881,900	75,605,287
Ross Stores, Inc.	705,714	34,304,758
TJX Companies, Inc.	250,510	16,576,247
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Apparel Retail - continued
United Arrows Ltd.	117,400	$ 3,678,792
Zumiez, Inc. (a)	241,285	6,425,420
		136,590,504
Automotive Retail - 4.4%
AutoZone, Inc. (a)	52,600	35,078,940
O'Reilly Automotive, Inc. (a)	159,300	35,998,614
		71,077,554
Home Improvement Retail - 4.2%
Home Depot, Inc.	623,000	69,233,990
Specialty Stores - 1.0%
Staples, Inc.	1,096,900	16,793,539
TOTAL SPECIALTY RETAIL		293,695,587
TEXTILES, APPAREL & LUXURY GOODS - 6.8%
Apparel, Accessories & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	364,474	25,640,746
VF Corp.	49,069	3,422,072
		29,062,818
Footwear - 5.0%
NIKE, Inc. Class B	761,093	82,213,266
TOTAL TEXTILES, APPAREL & LUXURY GOODS		111,276,084
TOTAL COMMON STOCKS (Cost $1,331,832,324)		1,614,230,065
Money Market Funds - 2.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	11,260,182	$ 11,260,182
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,722,425	21,722,425
TOTAL MONEY MARKET FUNDS (Cost $32,982,607)		32,982,607
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,364,814,931)		1,647,212,672
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(19,960,673)
NET ASSETS - 100%		$ 1,627,251,999
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,971
Fidelity Securities Lending Cash Central Fund	59,669
Total	$ 73,640
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,614,230,065	$ 1,607,595,062	$ 6,635,003	$ -
Money Market Funds	32,982,607	32,982,607	-	-
Total Investments in Securities:	$ 1,647,212,672	$ 1,640,577,669	$ 6,635,003	$ -
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,365,854,620. Net unrealized appreciation aggregated $281,358,052, of which $330,170,269 related to appreciated investment securities and $48,812,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

June 30, 2015

1.816012.111

FR1-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 93.5%
	Principal Amount	Value
Aerospace - 1.0%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (e)	$ 2,159,983	$ 2,176,183
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	3,351,532	3,343,153
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (e)	4,742,703	4,713,298
Tranche D, term loan 3.75% 6/4/21 (e)	5,866,347	5,807,683
		16,040,317
Air Transportation - 0.1%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	1,608,091	1,606,081
Automotive & Auto Parts - 1.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	2,079,956	2,079,956
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	2,475,764	2,438,627
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	7,681,053	7,412,216
Tranche 2LN, term loan 10% 11/27/21 (e)	2,641,000	2,429,720
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	1,857,144	1,824,644
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	1,730,701	1,726,374
		17,911,537
Broadcasting - 0.9%
Clear Channel Communications, Inc. Tranche D, term loan 6.9366% 1/30/19 (e)	9,995,000	9,282,856
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	2,482,525	2,488,731
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	4,271,249	4,233,107
		16,004,694
Building Materials - 1.2%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	2,129,724	2,118,543
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	3,095,121	2,994,530
Tranche 2LN, term loan 7.75% 4/1/22 (e)	1,510,000	1,438,275
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	1,995,596	1,978,134
Jeld-Wen, Inc. Tranche B, term loan 6/26/22 (g)	2,000,000	2,000,000
Ls Deco LLC Tranche B, term loan 5.5% 5/21/22 (e)	5,785,000	5,806,694
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (e)	$ 2,000,000	$ 1,985,000
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	1,447,994	1,429,894
		19,751,070
Cable/Satellite TV - 2.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	2,904,657	2,890,133
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	2,476,240	2,439,096
Tranche F, term loan 3% 1/3/21 (e)	3,903,048	3,844,502
CSC Holdings LLC Tranche B, term loan 2.6854% 4/17/20 (e)	2,164,516	2,142,871
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (e)	814,000	805,860
Tranche A 1LN, term loan 4.5% 1/7/22 (e)	1,871,000	1,861,645
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	8,023,595	8,040,766
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	6,941,444	6,956,299
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	2,245,000	2,210,113
Virgin Media Investment Holdings Ltd. Tranche B, term loan 6/30/23 (g)	1,679,936	1,663,137
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (e)	1,995,000	1,990,013
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	2,306,872	2,283,804
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	1,485,979	1,471,119
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	2,444,149	2,419,707
		41,019,065
Capital Goods - 1.0%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	734,931	733,094
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	4,408,549	4,430,592
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	2,519,340	2,519,340
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (e)	4,926,653	4,914,336
SRAM LLC. Tranche B, term loan 4.0307% 4/10/20 (e)	4,815,487	4,791,410
		17,388,772
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Chemicals - 2.7%
A. Schulman, Inc. Tranche B, term loan 4% 6/1/22 (e)	$ 3,000,000	$ 3,000,000
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	1,294,000	1,285,913
Tranche B 1LN, term loan 4.5% 6/12/21 (e)	1,035,861	1,037,156
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	1,247,952	1,173,075
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	1,709,422	1,695,183
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	3,664,585	3,655,424
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	1,871,000	1,883,480
Tranche B 1LN, term loan 6% 12/5/21 (e)	5,823,898	5,855,463
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (e)	3,778,254	3,792,423
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (e)	3,500,000	3,504,375
Tranche B 2LN, term loan 8.5% 6/19/23 (e)	1,000,000	995,000
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	5,803,331	5,832,348
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (e)	4,290,000	4,273,913
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (e)	2,885,000	2,881,394
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	2,507,361	2,504,227
Univar, Inc. Tranche B, term loan 6/25/22 (g)	2,025,000	2,025,000
		45,394,374
Consumer Products - 1.2%
At Home Holding III, Inc. Tranche B 1LN, term loan 5% 6/3/22 (e)	1,935,000	1,925,325
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	2,451,524	2,351,943
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (e)	5,207,326	5,226,854
Prestige Brands, Inc. Tranche B 3LN, term loan 3.5% 9/3/21 (e)	515,000	513,069
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	4,395,837	4,395,837
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Consumer Products - continued
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	$ 4,025,663	$ 3,904,893
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	2,514,056	2,485,773
		20,803,694
Containers - 3.1%
Anchor Glass Container Corp. Tranche B, term loan:
6/24/22 (g)	4,000,000	4,000,000
4.25% 6/30/21 (e)	894,955	894,955
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	6,381,563	6,365,609
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (e)	1,871,000	1,894,388
Tranche B 1LN, term loan 4.5% 10/1/21 (e)	8,297,686	8,295,113
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	5,884,667	5,862,599
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	2,114,810	2,120,097
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (e)	1,248,000	1,254,240
Tranche B 1LN, term loan 5.25% 2/5/22 (e)	3,118,000	3,125,795
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	5,168,504	5,013,449
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	12,635,995	12,667,585
Tricorbraun, Inc. Tranche B, term loan 4% 5/3/18 (e)	1,214,158	1,206,570
		52,700,400
Diversified Financial Services - 2.1%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	2,183,000	2,199,373
Aruba Investments, Inc. Tranche B, term loan 4.5% 2/2/22 (e)	1,429,179	1,429,179
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	2,682,000	2,673,284
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	1,441,887	1,398,630
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (e)	3,898,870	3,893,996
Flying Fortress Holdings LLC Tranche B, term loan 3.5% 4/30/20 (e)	5,000,000	5,012,500
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	1,548,643	1,533,156
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	2,495,000	2,470,050
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	2,873,798	2,787,584
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	$ 5,920,915	$ 5,913,514
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (e)	1,207,519	1,050,542
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	5,984,848	5,927,813
		36,289,621
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	3,071,409	3,063,731
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	2,454,447	2,417,630
		5,481,361
Energy - 6.9%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	2,434,239	2,431,196
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	2,278,973	2,287,519
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	3,118,000	2,946,510
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	4,065,272	4,073,403
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (e)	387,218	386,854
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	11,950,867	11,771,604
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	6,820,794	5,789,149
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	5,946,932	5,679,320
Tranche C, term loan 5.25% 3/14/21 (e)	436,417	416,778
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	3,192,529	3,176,567
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	8,129,190	8,068,221
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	773,625	779,428
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	9,871,948	8,773,694
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	12,305,084	9,413,389
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,032,462	2,892,211
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	3,858,550	3,048,255
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Foresight Energy LLC Tranche B, term loan 5.5% 8/23/20 (e)	$ 1,970,000	$ 1,945,375
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	881,774	874,103
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	2,484,035	1,738,825
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	864,633	864,097
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	3,501,192	2,818,459
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	6,240,515	6,162,508
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	1,690,000	1,605,500
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (e)	2,189,513	2,189,513
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	1,848,063	1,391,831
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	4,977,607	4,330,518
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	5,762,589	5,047,048
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	692,610	602,570
Tranche M, term loan 4.25% 12/16/20 (e)	258,684	225,055
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	2,436,465	2,454,739
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	4,820,918	4,790,787
TPF II Power, LLC Tranche B, term loan 5.5082% 10/2/21 (e)	2,591,855	2,611,294
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	6,229,612	3,768,916
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	1,388,353	1,390,157
		116,745,393
Entertainment/Film - 0.3%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 6/25/22 (g)	2,055,000	2,052,431
Tranche B 2LN, term loan 6/25/23 (g)	760,000	752,400
Regal Cinemas Corp. Tranche B, term loan 3.75% 4/1/22 (e)	1,780,000	1,782,225
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	1,234,764	1,234,764
		5,821,820
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Environmental - 0.9%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	$ 5,027,479	$ 4,960,865
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	1,843,641	1,839,032
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	930,000	925,350
Tranche B 1LN, term loan 4% 12/18/20 (e)	6,327,633	6,264,356
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	922,318	917,707
		14,907,310
Food & Drug Retail - 4.0%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (e)	6,220,410	6,235,961
Tranche B 3LN, term loan 5% 8/25/19 (e)	2,819,313	2,822,837
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	24,575,408	24,722,850
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	3,512,383	3,486,040
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (e)	1,871,000	1,861,645
Tranche B 1LN, term loan 4.75% 10/21/21 (e)	5,785,548	5,785,491
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	10,095,757	10,095,757
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	6,406,486	6,414,494
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (e)	3,941,971	3,930,461
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	1,854,359	1,861,312
		67,216,848
Food/Beverage/Tobacco - 2.4%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	2,454,000	2,481,608
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (e)	2,208,000	2,192,831
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	9,533,405	9,581,072
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	2,451,524	2,393,300
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (e)	9,432,603	9,444,394
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (e)	3,368,206	3,351,365
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	$ 4,827,000	$ 4,766,663
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	5,635,845	5,607,666
		39,818,899
Gaming - 5.6%
American Casino & Entertainment Properties LLC Tranche B, term loan 6/18/22 (g)	3,000,000	3,011,250
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	8,138,138	8,178,829
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	11,644,693	10,713,117
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	23,972,549	20,796,187
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (e)	4,060,672	4,076,103
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	2,607,814	2,614,333
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	7,914,803	7,974,165
5.5% 11/21/19 (e)	3,392,476	3,417,920
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	3,187,966	3,160,230
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	7,178,610	7,137,118
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (e)	16,241,864	16,241,864
Tranche B, term loan 6% 10/18/20 (e)	849,777	849,199
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	4,877,607	4,871,754
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	1,413,900	1,407,715
		94,449,784
Healthcare - 8.7%
Alere, Inc. Tranche B, term loan 6/11/22 (g)	2,445,000	2,448,056
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (e)	2,458,875	2,461,949
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	3,480,951	3,485,302
Community Health Systems, Inc.:
Tranche F, term loan 3.5333% 12/31/18 (e)	1,995,000	1,987,519
Tranche G, term loan 3.75% 12/31/19 (e)	3,301,265	3,305,392
Tranche H, term loan 4% 1/27/21 (e)	11,698,735	11,713,358
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (e)	2,000,000	1,990,000
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
Concordia Healthcare Corp. Tranche B, term loan 4.75% 4/21/22 (e)	$ 1,265,000	$ 1,268,163
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	3,118,000	3,141,385
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	8,024,066	8,014,036
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (e)	2,050,000	2,048,729
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	12,997,250	13,127,223
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	3,128,028	3,125,244
Endo Pharmaceuticals, Inc. Tranche B, term loan 6/24/22 (g)	5,000,000	5,009,400
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	3,565,949	3,628,353
Genoa, a QoL Healthcare Co. LLC:
Tranche 1LN, term loan 5.75% 4/30/22 (e)	2,660,000	2,653,350
Tranche 2LN, term loan 10% 4/30/23 (e)	2,000,000	2,000,000
Grifols, S.A. Tranche B, term loan 3.1854% 2/27/21 (e)	2,463,526	2,460,447
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0254% 5/1/18 (e)	4,343,894	4,338,681
Tranche B 5LN, term loan 2.9354% 3/31/17 (e)	6,181,240	6,181,240
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	13,994,624	13,329,880
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (e)	2,205,000	2,210,513
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	4,243,568	4,238,263
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	1,706,834	682,734
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	6,306,218	6,258,921
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	11,016,372	10,961,290
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,235,000	1,235,000
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	7,110,780	7,021,895
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	6,154,595	6,177,675
Quintiles Transnational Corp. Tranche B, term loan 3.25% 5/12/22 (e)	1,050,000	1,050,000
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	379,095	378,621
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	897,000	903,728
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
U.S. Renal Care, Inc.: - continued
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	$ 2,217,920	$ 2,212,376
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	3,118,000	3,106,308
Tranche E, term loan 3.5% 8/5/20 (e)	3,118,000	3,103,813
		147,258,844
Homebuilders/Real Estate - 1.3%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	3,118,000	3,118,000
Tranche B 1LN, term loan 5.5% 11/4/21 (e)	6,204,820	6,266,868
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	30,152	29,850
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	12,056,103	12,025,962
		21,440,680
Hotels - 2.1%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	3,757,363	3,747,969
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	5,034,168	5,034,168
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	7,519,044	7,509,645
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	8,360,309	8,361,646
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	7,582,540	7,573,061
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	3,974,542	3,959,638
		36,186,127
Leisure - 2.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	5,536,793	5,232,269
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 7/24/20 (e)	5,236,000	5,236,000
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	1,497,000	1,519,455
Tranche B 1LN, term loan 5% 2/1/20 (e)	6,654,137	6,670,772
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (e)	4,960,000	4,920,320
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	925,350	934,604
Planet Fitness Holdings, LLC. Tranche B, term loan 4.75% 3/31/21 (e)	4,523,163	4,523,163
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Leisure - continued
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	$ 2,687,756	$ 2,674,317
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	3,531,471	2,767,790
		34,478,690
Metals/Mining - 4.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	512,617	366,521
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (e)	1,852,643	1,845,696
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	4,333,076	3,488,126
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	2,149,000	1,783,670
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	2,675,773	2,669,084
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	23,759,952	21,324,557
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (e)	1,340,000	1,328,838
Tranche B 2LN, term loan 7.5% 4/16/20 (e)	23,340,000	21,585,766
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	1,248,000	1,176,240
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	9,119,631	7,660,490
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	7,798,000	4,210,920
		67,439,908
Publishing/Printing - 2.3%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 8.25% 3/31/20 (e)	6,228,503	6,236,288
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	10,722,520	7,934,665
Houghton Mifflin Harcourt Publishing Co. Tranche B, term loan 4% 5/29/21 (e)	6,000,000	5,970,000
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 4.75% 3/22/19 (e)	3,235,311	3,235,311
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (e)	3,525,000	3,507,375
Proquest LLC Tranche B, term loan 5.2531% 10/24/21 (e)	4,964,025	4,982,640
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (e)	6,965,264	6,973,971
		38,840,250
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (e)	$ 4,732,987	$ 4,738,903
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	6,101,490	6,111,680
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	4,960,678	4,966,879
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (e)	2,000,000	2,002,400
		17,819,862
Services - 6.0%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (e)	3,000,000	3,007,500
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (e)	2,476,411	2,464,029
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	6,433,671	6,248,703
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2537% 1/30/20 (e)	2,482,525	2,498,041
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7533% 1/30/20 (e)	1,803,451	1,801,197
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	10,553,210	8,759,164
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	8,097,922	8,059,942
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (e)	6,385,586	6,441,779
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (e)	1,861,478	1,848,913
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	6,139,063	6,108,367
Tranche 2LN, term loan 7.5% 7/25/22 (e)	3,115,000	3,138,363
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	24,638,092	23,036,616
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	5,226,982	5,128,976
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	8,946,486	8,957,669
On Assignment, Inc. Tranche B, term loan 3.75% 6/5/22 (e)	2,055,758	2,058,327
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,019,868	1,014,769
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (e)	470,000	468,825
Tranche B 1LN, term loan 5.5% 3/18/21 (e)	1,441,388	1,437,784
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (e)	$ 3,350,000	$ 3,350,000
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (e)	4,098,588	4,108,835
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (e)	1,630,000	1,617,775
Tranche B 2LN, term loan 8% 5/14/23 (e)	645,000	651,450
		102,207,024
Steel - 0.5%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (e)	5,960,895	5,394,610
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,956,533	2,930,663
		8,325,273
Super Retail - 6.3%
Academy Ltd.:
Tranche B, term loan 6/16/22 (g)	7,000,000	6,994,190
Tranche B, term loan 4.5% 8/3/18 (e)	5,162,561	5,157,037
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,082,000	1,089,964
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	8,391,741	8,375,461
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (e)	3,118,000	2,977,690
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 3/9/22 (e)	6,000,000	5,970,000
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	3,108,993	3,054,586
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	12,169,182	10,465,496
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	5,306,390	5,293,124
6% 5/22/18 (e)	16,144,973	16,124,791
Party City Holdings, Inc. Tranche B LN, term loan 4% 7/27/19 (e)	6,297,202	6,282,466
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	2,229,302	2,223,729
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	12,472,000	12,437,702
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	10,186,771	10,033,969
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	5,197,239	4,469,625
Staples, Inc. Tranche B, term loan 4/24/21 (g)	5,000,000	4,987,500
		105,937,330
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - 8.9%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2653% 1/23/21 (e)	$ 755,830	$ 753,940
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	194,000	193,515
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	2,638,244	2,640,592
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	3,235,000	3,225,910
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,113,122	1,057,466
5% 9/10/20 (e)	14,056,873	13,283,745
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (e)	2,457,650	2,431,550
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	3,094,490	3,071,281
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	7,720,265	7,681,663
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	15,000,000	15,000,000
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (e)	5,000,000	4,982,150
Fibertech Networks, LLC Tranche B 1LN, term loan 5.25% 12/18/19 (e)	5,992,117	5,980,911
First Data Corp. term loan 3.687% 3/24/17 (e)	10,283,917	10,258,207
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	4,431,507	4,431,507
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	855,000	812,250
Tranche B 1LN, term loan 5% 6/17/21 (e)	1,929,629	1,919,981
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	2,140,027	2,118,626
Hyland Software, Inc. Tranche B 1LN, term loan 6/12/22 (g)	295,000	294,263
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	7,419,525	7,317,877
Informatica Corp. Tranche B, term loan 6/3/22 (g)	1,620,000	1,615,950
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	12,365,576	12,752,000
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	5,096,364	5,096,364
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	3,094,625	3,081,102
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	4,256,744	4,267,386
Presidio, Inc. Tranche B, term loan 5.25% 2/2/22 (e)	2,385,064	2,385,064
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	$ 8,168,628	$ 8,066,520
Tranche 2LN, term loan 8% 4/9/22 (e)	2,807,000	2,750,860
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 6/29/22 (g)	4,789,474	4,786,504
Tranche B 2LN, term loan 6/29/22 (g)	1,210,526	1,209,776
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (e)	3,118,000	2,938,715
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (e)	1,241,729	1,235,520
Transfirst, Inc. Tranche 2LN, term loan 9% 11/12/22 (e)	1,539,000	1,541,309
TransFirst, Inc. Tranche B 1LN, term loan 4.75% 11/12/21 (e)	1,525,275	1,521,462
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (e)	7,600,000	7,486,000
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (e)	1,248,000	1,216,800
Tranche B 1LN, term loan 5.5% 5/29/21 (e)	1,460,797	1,458,971
		150,865,737
Telecommunications - 6.1%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (e)	4,366,000	4,393,288
Tranche B, term loan 5.5% 6/24/19 (e)	19,530,735	19,799,282
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	2,489,183	2,473,178
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	2,290,649	2,153,210
Tranche D-2, term loan 3.7754% 3/31/19 (e)	8,305,151	7,806,842
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	844,443	842,332
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	10,279,666	10,356,764
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (e)	5,985,000	5,910,188
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	6,875,000	6,806,250
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (e)	6,236,000	6,189,230
Tranche B 3LN, term loan 4% 8/1/19 (e)	4,543,000	4,543,000
Tranche B 4LN, term loan 4% 1/15/20 (e)	4,989,000	4,989,000
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	270,263	267,560
Tranche B 1LN, term loan 4% 4/11/20 (e)	4,190,832	4,159,401
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
Mitel U.S. Holdings, Inc. Tranche B, term loan 5% 4/29/22 (e)	$ 3,100,000	$ 3,115,500
Riverbed Technology, Inc. Tranche B, term loan 6% 4/24/22 (e)	1,995,000	2,009,963
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	7,514,000	7,179,627
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	6,689,714	6,494,575
Tranche B2 1LN, term loan 4/30/20 (g)	3,000,000	2,952,510
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	1,568,900	1,564,978
		104,006,678
Transportation Ex Air/Rail - 1.0%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	3,157,820	3,146,136
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/26/22 (e)	5,000,000	5,018,750
Harvey Gulf International Tranche B, term loan 5.5032% 6/18/20 (e)	1,820,387	1,465,412
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	3,375,461	3,341,707
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	3,686,288	3,594,131
		16,566,136
Utilities - 6.0%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.75% 6/20/21 (e)	2,354,258	2,366,030
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.3744% 8/13/18 (e)(h)	269,753	271,101
6.375% 8/13/19 (e)	4,044,350	4,064,572
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,170,667	4,155,027
Tranche B 4LN, term loan 4% 10/31/20 (e)	5,177,554	5,177,554
Tranche B 5LN, term loan 3.5% 5/28/22 (e)	2,500,000	2,475,625
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	4,397,000	4,395,153
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	7,866,407	7,895,906
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	4,345,316	4,269,273
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	7,193,000	7,327,869
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	$ 9,050,904	$ 8,598,358
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	9,774,106	9,346,489
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	2,005,789	1,985,731
Longview Power LLC Tranche B, term loan 7% 4/13/21 (e)	4,000,000	4,020,000
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	9,769,000	9,805,634
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	2,846,673	2,818,206
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	6,623,347	6,441,205
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	918,385	918,385
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	3,324,235	3,320,080
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	7,307,886	7,024,705
TXU Energy LLC Tranche B, term loan 4.6712% 10/10/17 (c)(e)	1,801,000	1,046,831
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	1,471,751	1,462,552
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (e)	2,987,513	3,017,388
		102,203,674
TOTAL BANK LOAN OBLIGATIONS (Cost $1,613,298,934)		1,582,927,253
Nonconvertible Bonds - 1.4%

Broadcasting - 0.1%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	1,074,031
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (d)(e)	6,570,000	6,389,325
Energy - 0.3%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7798% 8/1/19 (d)(e)	7,177,000	4,916,245
Offshore Group Investment Ltd. 7.125% 4/1/23	1,029,000	627,690
		5,543,935
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - 0.1%
Tenet Healthcare Corp. 3.7861% 6/15/20 (d)(e)	$ 2,545,000	$ 2,567,269
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,626,000	1,721,934
Metals/Mining - 0.1%
Murray Energy Corp. 11.25% 4/15/21 (d)	3,000,000	2,520,000
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	540,000	507,600
McGraw-Hill Global Education Holdings LLC/ McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	824,000	906,400
		1,414,000
Telecommunications - 0.2%
Altice Financing SA 7.875% 12/15/19 (d)	453,000	476,783
Columbus International, Inc. 7.375% 3/30/21 (d)	764,000	821,300
Numericable Group SA 4.875% 5/15/19 (d)	1,453,000	1,438,470
		2,736,553
TOTAL NONCONVERTIBLE BONDS (Cost $26,583,175)		23,967,047
Common Stocks - 0.5%
	Shares
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	5,402,916
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,880,503
Telecommunications - 0.1%
FairPoint Communications, Inc. (a)	32,378	589,927
TOTAL COMMON STOCKS (Cost $3,160,541)		7,873,346
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $45,406)	45,406	45,406
Money Market Funds - 5.7%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $96,752,285)	96,752,285	$ 96,752,285
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,739,840,341)		1,711,565,337
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(19,350,926)
NET ASSETS - 100%		$ 1,692,214,411
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,358,926 or 1.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.
(h) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $200,775 and $201,779, respectively.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 217,715
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,880,503	$ 1,880,503	$ -	$ -
Materials	5,402,916	5,402,916	-	-
Telecommunication Services	589,927	589,927	-	-
Bank Loan Obligations	1,582,927,253	-	1,557,921,278	25,005,975
Corporate Bonds	23,967,047	-	23,967,047	-
Other	45,406	-	-	45,406
Money Market Funds	96,752,285	96,752,285	-	-
Total Investments in Securities:	$ 1,711,565,337	$ 104,625,631	$ 1,581,888,325	$ 25,051,381
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 31,885,847
Net Realized Gain (Loss) on Investment Securities	(2,146,472)
Net Unrealized Gain (Loss) on Investment Securities	235,019
Cost of Purchases	18,051,394
Proceeds of Sales	(28,228,550)
Amortization/Accretion	(22,602)
Transfers into Level 3	13,143,789
Transfers out of Level 3	(7,912,450)
Ending Balance	$ 25,005,975
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ (567,929)
Investments in Securities - continued
Other Investments in Securities:
Beginning Balance	$ 45,435
Net Realized Gain (Loss) on Investment Securities	(26)
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,406
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes securities delivered through in-kind transactions. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

During the period, 9,611,459 shares of the Fund held by the Fidelity Total Bond Fund, which is an affiliated investment company managed by FMR Co., Inc., an affiliate of FMR, were redeemed for cash and investments, including accrued interest, with a value of $1,013,143,899. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,736,636,718. Net unrealized depreciation aggregated $25,071,381, of which $16,120,002 related to appreciated investment securities and $41,191,383 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

June 30, 2015

1.816013.111

HP1-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.5%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc. 6.5% 5/15/25 (b)	$ 865,000	$ 856,350
Air Transportation - 2.6%
Air Canada 6.625% 5/15/18 (b)	3,030,000	3,173,622
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	2,050,000	2,039,340
Allegiant Travel Co. 5.5% 7/15/19	2,040,000	2,055,300
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	1,695,000	1,639,913
5.5% 10/1/19 (b)	1,590,000	1,601,925
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	182,729	188,668
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,271,646	1,424,243
6.125% 4/29/18	190,000	198,075
9.25% 5/10/17	210,060	228,703
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,010,000	1,032,725
6.75% 5/23/17	1,010,000	1,027,675
8.021% 8/10/22	753,712	864,884
U.S. Airways Group, Inc. 6.125% 6/1/18	4,710,000	4,888,980
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	950,575
Series 2013-1 Class B, 5.375% 5/15/23	183,712	188,305
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	496,619	537,590
9.75% 1/15/17	527,114	573,237
12% 1/15/16 (b)	94,322	99,510
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,315,200
6.375% 6/1/18	80,000	83,400
		24,111,870
Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.125% 3/30/20	2,040,000	2,036,165
4.625% 5/19/22	935,000	923,313
		2,959,478
Broadcasting - 1.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,575,000	4,254,750
6.875% 6/15/18	170,000	153,850
9% 12/15/19	5,405,000	5,150,965
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
10% 1/15/18	$ 2,215,000	$ 1,777,538
iHeartCommunications, Inc. 10.625% 3/15/23 (b)	1,715,000	1,624,963
		12,962,066
Building Materials - 1.6%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,440,000	1,413,864
Building Materials Holding Corp. 9% 9/15/18 (b)	1,310,000	1,398,425
CEMEX Finance LLC 6% 4/1/24 (b)	5,855,000	5,794,694
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	1,710,000	1,687,257
6.5% 12/10/19 (b)	1,490,000	1,564,053
HD Supply, Inc. 5.25% 12/15/21 (b)	1,350,000	1,368,563
USG Corp. 5.5% 3/1/25 (b)	1,905,000	1,897,856
		15,124,712
Cable/Satellite TV - 1.5%
Altice SA:
5.375% 7/15/23 (b)	1,625,000	1,584,375
7.75% 7/15/25 (b)	1,140,000	1,094,400
7.75% 7/15/25 (b)	1,020,000	989,400
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	2,070,000	2,013,075
5.875% 5/1/27 (b)	1,025,000	1,000,656
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	1,870,000	1,898,050
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	2,745,000	2,875,388
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(e)	110,000	111,947
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,970,000	2,048,800
		13,616,091
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	2,245,000	2,402,150
Chemicals - 1.3%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	2,640,000	2,501,400
LSB Industries, Inc. 7.75% 8/1/19	1,530,000	1,621,800
NOVA Chemicals Corp. 5% 5/1/25 (b)	1,465,000	1,470,494
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	1,790,000	1,830,275
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,230,000	1,269,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
The Chemours Company LLC 6.625% 5/15/23 (b)	$ 2,595,000	$ 2,513,906
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	1,055,000	1,062,913
		12,270,763
Containers - 1.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(e)	6,589,360	6,796,307
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (b)(e)	1,850,000	1,799,125
7% 11/15/20 (b)	1,267,059	1,292,400
Ball Corp. 5.25% 7/1/25	2,705,000	2,674,569
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	1,200,000	1,200,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	865,000	769,850
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,500,000	1,416,570
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	385,000	394,625
		16,343,446
Diversified Financial Services - 5.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.25% 7/1/20	1,920,000	1,921,200
Aircastle Ltd.:
5.125% 3/15/21	800,000	808,000
6.25% 12/1/19	640,000	693,568
CNH Industrial Capital LLC 3.875% 7/16/18 (b)	2,235,000	2,237,794
FLY Leasing Ltd.:
6.375% 10/15/21	6,670,000	6,753,375
6.75% 12/15/20	2,505,000	2,580,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,610,000	1,622,075
5.875% 2/1/22	9,060,000	9,229,875
6% 8/1/20	2,400,000	2,478,000
ILFC E-Capital Trust I 4.69% 12/21/65 (b)(e)	1,810,000	1,778,325
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	2,520,000	2,507,400
International Lease Finance Corp. 6.25% 5/15/19	580,000	627,125
Navient Corp.:
5% 10/26/20	505,000	494,900
5.875% 3/25/21	2,040,000	2,038,715
5.875% 10/25/24	8,225,000	7,731,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 1,085,000	$ 1,074,150
5.5% 1/15/19	1,850,000	1,886,297
5.5% 1/25/23	3,715,000	3,529,250
6.125% 3/25/24	920,000	880,900
8% 3/25/20	460,000	512,900
		51,385,499
Diversified Media - 0.8%
MDC Partners, Inc. 6.75% 4/1/20 (b)	2,880,000	2,869,200
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	575,000	572,125
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,070,000	1,080,700
WMG Acquisition Corp.:
6% 1/15/21 (b)	1,010,000	1,030,200
6.75% 4/15/22 (b)	1,445,000	1,379,975
		6,932,200
Energy - 11.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	765,000	754,604
Antero Resources Corp.:
5.125% 12/1/22	1,280,000	1,209,600
5.625% 6/1/23 (b)	865,000	835,806
Baytex Energy Corp.:
5.125% 6/1/21 (b)	675,000	632,813
5.625% 6/1/24 (b)	750,000	695,625
California Resources Corp.:
5% 1/15/20	1,830,000	1,610,400
5.5% 9/15/21	2,150,000	1,870,930
6% 11/15/24	2,380,000	2,046,800
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	620,000	621,550
Citgo Holding, Inc. 10.75% 2/15/20 (b)	860,000	879,350
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	1,995,000	1,960,088
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	5,245,000	5,323,675
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	730,000	744,600
6.25% 4/1/23 (b)	785,000	816,400
Denbury Resources, Inc.:
5.5% 5/1/22	2,625,000	2,342,813
6.375% 8/15/21	1,285,000	1,233,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	$ 3,020,000	$ 3,004,900
Energy Transfer Equity LP 5.5% 6/1/27	1,405,000	1,401,488
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (b)	3,085,000	3,092,713
7.75% 9/1/22	3,065,000	3,218,250
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	5,500,000	5,877,850
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	511,450
6% 10/1/22	3,595,000	3,415,250
Forbes Energy Services Ltd. 9% 6/15/19	4,090,000	3,272,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,535,000	3,499,650
Gibson Energy, Inc. 6.75% 7/15/21 (b)	1,075,000	1,109,938
Halcon Resources Corp. 8.625% 2/1/20 (b)	2,305,000	2,276,188
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,625,000	1,523,763
5.75% 10/1/25 (b)	1,355,000	1,300,800
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	760,000	758,100
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	3,215,000	2,692,563
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	3,350,000	2,621,375
6.5% 5/15/19	1,290,000	1,041,675
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,925,000	1,982,750
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	1,830,000	1,573,800
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)	1,380,000	1,386,900
Rice Energy, Inc.:
6.25% 5/1/22	5,200,000	5,161,000
7.25% 5/1/23 (b)	2,305,000	2,362,625
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23 (b)	2,375,000	2,297,813
Rosetta Resources, Inc.:
5.625% 5/1/21	2,165,000	2,300,313
5.875% 6/1/24	3,235,000	3,485,713
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	2,685,000	2,658,150
5.75% 5/15/24	1,415,000	1,409,694
SemGroup Corp. 7.5% 6/15/21	1,980,000	2,069,100
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	660,000	686,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	$ 1,520,000	$ 1,577,000
Teine Energy Ltd. 6.875% 9/30/22 (b)	3,555,000	3,430,575
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	2,055,000	2,085,825
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	1,510,000	1,574,175
6.25% 10/15/22 (b)	2,930,000	3,032,550
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (b)	1,340,000	1,380,200
Western Refining, Inc. 6.25% 4/1/21	2,105,000	2,120,788
Whiting Petroleum Corp. 5% 3/15/19	2,425,000	2,376,500
		109,148,478
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,730,000	3,851,225
Food & Drug Retail - 0.4%
SUPERVALU, Inc.:
6.75% 6/1/21	1,550,000	1,565,500
7.75% 11/15/22	830,000	870,981
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	1,365,000	1,366,706
		3,803,187
Food/Beverage/Tobacco - 4.3%
ESAL GmbH 6.25% 2/5/23 (b)	10,170,000	10,017,450
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,745,000	2,861,663
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,475,000	1,605,906
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,954,000	4,067,678
7.75% 10/28/20 (b)	3,035,000	3,300,563
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	735,000	726,511
5.875% 7/15/24 (b)	815,000	820,094
7.25% 6/1/21 (b)	930,000	979,988
7.25% 6/1/21 (b)	870,000	916,763
8.25% 2/1/20 (b)	1,410,000	1,494,600
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	6,455,000	6,503,413
Vector Group Ltd. 7.75% 2/15/21	6,025,000	6,446,750
		39,741,379
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	$ 2,005,000	$ 1,503,750
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	2,955,000	3,058,425
MCE Finance Ltd. 5% 2/15/21 (b)	5,665,000	5,381,750
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	1,790,000	1,685,965
11% 10/1/21	895,000	747,325
Scientific Games Corp.:
6.625% 5/15/21	7,030,000	5,448,250
7% 1/1/22 (b)	2,010,000	2,075,325
10% 12/1/22	3,760,000	3,600,200
Wynn Macau Ltd. 5.25% 10/15/21 (b)	6,865,000	6,487,425
		29,988,415
Healthcare - 4.9%
Community Health Systems, Inc. 6.875% 2/1/22	3,250,000	3,428,750
DaVita HealthCare Partners, Inc. 5% 5/1/25	1,580,000	1,520,750
Endo Finance LLC 5.375% 1/15/23 (b)	975,000	962,813
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)(d)	1,195,000	1,221,888
6% 2/1/25 (b)	2,180,000	2,215,425
HealthSouth Corp.:
5.125% 3/15/23	545,000	541,594
5.75% 11/1/24	4,055,000	4,141,169
Hologic, Inc. 5.25% 7/15/22 (b)(d)	1,030,000	1,051,888
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	2,065,000	2,152,763
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,105,000	1,182,350
8.75% 1/15/23 (b)	1,105,000	1,200,306
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	445,000	452,810
5.5% 4/15/25 (b)	415,000	402,550
Polymer Group, Inc. 6.875% 6/1/19 (b)	1,015,000	933,800
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,525,000	2,613,375
Tenet Healthcare Corp.:
3.7861% 6/15/20 (b)(e)	1,415,000	1,427,381
5% 3/1/19 (b)	655,000	655,000
6% 10/1/20	415,000	442,494
6.75% 6/15/23 (b)	1,615,000	1,647,300
8.125% 4/1/22	8,565,000	9,365,828
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	$ 2,550,000	$ 2,632,875
5.875% 5/15/23 (b)	2,060,000	2,111,500
6.125% 4/15/25 (b)	2,200,000	2,263,250
Wellcare Health Plans, Inc. 5.75% 11/15/20	775,000	806,000
		45,373,859
Homebuilders/Real Estate - 2.7%
CBRE Group, Inc. 5% 3/15/23	4,260,000	4,302,600
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (b)	930,000	913,725
Howard Hughes Corp. 6.875% 10/1/21 (b)	2,515,000	2,665,900
Lennar Corp.:
4.5% 6/15/19	945,000	963,900
4.5% 11/15/19	585,000	592,313
Meritage Homes Corp. 6% 6/1/25 (b)	1,210,000	1,216,050
Standard Pacific Corp. 5.875% 11/15/24	580,000	597,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	2,495,000	2,457,575
5.875% 4/15/23 (b)	950,000	938,125
TRI Pointe Homes, Inc.:
4.375% 6/15/19	290,000	284,200
5.875% 6/15/24	2,770,000	2,714,600
William Lyon Homes, Inc.:
5.75% 4/15/19	4,580,000	4,617,190
7% 8/15/22	3,095,000	3,203,325
		25,466,903
Leisure - 0.7%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,875,000	1,504,688
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	2,595,000	2,504,175
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	530,000	614,800
Speedway Motorsports, Inc. 5.125% 2/1/23	1,845,000	1,817,325
		6,440,988
Metals/Mining - 2.9%
CONSOL Energy, Inc.:
5.875% 4/15/22	5,405,000	4,594,250
8% 4/1/23 (b)	1,720,000	1,631,850
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	4,995,000	4,832,663
7.25% 5/15/22 (b)	2,190,000	2,094,188
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Lundin Mining Corp.:
7.5% 11/1/20 (b)	$ 1,690,000	$ 1,820,975
7.875% 11/1/22 (b)	2,525,000	2,701,750
Murray Energy Corp. 11.25% 4/15/21 (b)	4,945,000	4,153,800
New Gold, Inc. 6.25% 11/15/22 (b)	1,650,000	1,629,375
Peabody Energy Corp.:
6.25% 11/15/21	2,000,000	680,000
7.875% 11/1/26	915,000	306,525
10% 3/15/22 (b)	1,540,000	954,800
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	505,000	492,375
8.25% 1/15/21 (b)	220,000	213,950
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	815,000	790,550
		26,897,051
Paper - 0.7%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	6,573,000	6,819,488
Publishing/Printing - 1.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	3,500,000	3,850,000
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(e)	6,400,000	6,448,000
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,505,000	4,651,413
7% 2/15/22	320,000	344,000
		15,293,413
Services - 4.4%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	600,000	558,000
ADT Corp.:
3.5% 7/15/22	2,525,000	2,285,125
4.125% 4/15/19	1,085,000	1,101,275
5.25% 3/15/20	1,250,000	1,309,375
APX Group, Inc.:
6.375% 12/1/19	7,040,000	6,828,800
8.75% 12/1/20	6,421,000	5,778,900
Audatex North America, Inc. 6% 6/15/21 (b)	3,100,000	3,185,250
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	3,115,000	3,200,663
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	1,755,000	1,632,150
FTI Consulting, Inc. 6.75% 10/1/20	1,885,000	1,955,688
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.:
7.25% 11/15/21 (b)	$ 4,665,000	$ 4,478,400
7.25% 11/15/21 (b)	205,000	196,800
IHS, Inc. 5% 11/1/22 (b)	1,350,000	1,341,563
The GEO Group, Inc. 5.875% 1/15/22	1,915,000	1,991,600
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (e)	3,975,000	4,062,450
United Rentals North America, Inc.:
4.625% 7/15/23	830,000	813,898
5.5% 7/15/25	665,000	642,556
		41,362,493
Steel - 0.7%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	2,185,000	1,999,275
Steel Dynamics, Inc.:
5.125% 10/1/21	850,000	851,700
5.5% 10/1/24	425,000	425,000
6.125% 8/15/19	3,320,000	3,494,300
		6,770,275
Super Retail - 3.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	4,205,000	4,404,738
DPL, Inc. 7.75% 10/15/20 (b)	3,140,000	2,543,400
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,425,000	1,489,125
Hot Topic, Inc. 9.25% 6/15/21 (b)	4,165,000	4,373,250
JC Penney Corp., Inc.:
5.65% 6/1/20	9,521,000	8,592,703
7.4% 4/1/37	2,420,000	1,960,200
8.125% 10/1/19	1,645,000	1,628,550
Netflix, Inc.:
5.5% 2/15/22 (b)	1,610,000	1,662,325
5.875% 2/15/25 (b)	1,610,000	1,666,527
		28,320,818
Technology - 4.2%
ADT Corp.:
4.125% 6/15/23	6,665,000	6,231,775
6.25% 10/15/21	1,010,000	1,060,500
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	1,825,000	1,856,938
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,630,000	2,544,525
Global Cash Access, Inc. 10% 1/15/22 (b)	2,360,000	2,236,100
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)	1,730,000	1,708,375
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 9,560,000	$ 9,870,700
6.5% 1/15/28	4,140,000	4,264,200
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,500,000	3,355,625
5.25% 1/15/24 (b)	1,375,000	1,298,516
5.625% 1/15/26 (b)	1,375,000	1,270,156
5.875% 2/15/22	695,000	707,163
Nuance Communications, Inc. 5.375% 8/15/20 (b)	920,000	924,600
Sensata Technologies BV 5% 10/1/25 (b)	1,450,000	1,411,938
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)	745,000	752,450
		39,493,561
Telecommunications - 12.2%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	3,235,000	3,421,013
8.875% 1/1/20 (b)	965,000	1,049,438
Altice Financing SA:
6.5% 1/15/22 (b)	200,000	200,000
6.625% 2/15/23 (b)	1,690,000	1,677,832
Altice Finco SA:
7.625% 2/15/25 (b)	3,705,000	3,556,800
9.875% 12/15/20 (b)	2,530,000	2,783,000
Altice SA:
7.625% 2/15/25 (b)	1,095,000	1,029,300
7.75% 5/15/22 (b)	5,490,000	5,311,575
Columbus International, Inc. 7.375% 3/30/21 (b)	6,765,000	7,272,375
Digicel Group Ltd.:
6% 4/15/21 (b)	8,425,000	8,122,711
6.75% 3/1/23 (b)	1,420,000	1,392,026
7% 2/15/20 (b)	200,000	207,000
7.125% 4/1/22 (b)	3,995,000	3,794,052
8.25% 9/30/20 (b)	3,950,000	3,959,875
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	3,000,000	2,936,250
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,870,000	1,944,800
GCI, Inc. 6.875% 4/15/25	1,920,000	1,939,200
Intelsat Jackson Holdings SA 5.5% 8/1/23	950,000	841,225
Intelsat Luxembourg SA 7.75% 6/1/21	1,705,000	1,423,675
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	2,070,000	2,018,250
5.375% 8/15/22	1,065,000	1,075,650
5.375% 5/1/25 (b)	690,000	664,988
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Millicom International Cellular SA 6% 3/15/25 (b)	$ 3,650,000	$ 3,522,250
Numericable Group SA:
4.875% 5/15/19 (b)	1,080,000	1,069,200
6% 5/15/22 (b)	2,250,000	2,217,656
6.25% 5/15/24 (b)	4,110,000	4,043,213
Sprint Capital Corp.:
6.875% 11/15/28	14,540,000	12,504,366
8.75% 3/15/32	9,250,000	8,995,625
Sprint Communications, Inc. 9% 11/15/18 (b)	345,000	389,595
Sprint Corp.:
7.625% 2/15/25	3,425,000	3,228,063
7.875% 9/15/23	1,685,000	1,643,381
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,960,000	2,006,550
6.375% 3/1/25	6,425,000	6,569,563
6.464% 4/28/19	1,070,000	1,102,100
6.5% 1/15/24	1,295,000	1,337,088
6.542% 4/28/20	2,430,000	2,544,186
6.625% 4/1/23	2,940,000	3,053,925
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	3,395,000	3,344,075
		114,191,871
Transportation Ex Air/Rail - 1.7%
Aguila 3 SA 7.875% 1/31/18 (b)	3,470,000	3,435,300
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,340,000	2,304,900
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	5,280,000	4,573,800
8.125% 2/15/19	5,995,000	4,706,075
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	450,000	430,875
		15,450,950
Utilities - 6.6%
Atlantic Power Corp. 9% 11/15/18	4,280,000	4,488,650
Calpine Corp.:
5.375% 1/15/23	935,000	918,638
5.75% 1/15/25	1,305,000	1,269,113
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,095,000	5,375,225
Dynegy, Inc.:
6.75% 11/1/19 (b)	7,860,000	8,178,330
7.375% 11/1/22 (b)	5,950,000	6,277,250
7.625% 11/1/24 (b)	7,280,000	7,698,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Utilities - continued
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (b)	$ 2,360,000	$ 2,318,700
NRG Energy, Inc.:
6.25% 7/15/22	1,085,000	1,098,780
6.25% 5/1/24	8,445,000	8,381,663
NSG Holdings II, LLC 7.75% 12/15/25 (b)	5,379,985	5,931,433
PPL Energy Supply LLC 6.5% 6/1/25 (b)	750,000	750,000
RJS Power Holdings LLC 5.125% 7/15/19 (b)	4,320,000	4,233,600
The AES Corp.:
4.875% 5/15/23	3,975,000	3,736,500
7.375% 7/1/21	1,045,000	1,146,888
		61,803,370
TOTAL NONCONVERTIBLE BONDS (Cost $787,571,826)		779,182,349
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(e) (Cost $123,321)	201,027	142,368
Common Stocks - 0.0%
Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $584,498)	0*	62,408
Bank Loan Obligations - 7.4%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 1,420,252	1,406,049
Air Transportation - 0.1%
American Airlines, Inc. Tranche B, term loan 3.75% 10/10/21 (e)	1,095,000	1,093,631
Broadcasting - 0.2%
Clear Channel Communications, Inc. Tranche D, term loan 6.9366% 1/30/19 (e)	2,515,000	2,335,806
Bank Loan Obligations - continued
	Principal Amount	Value
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	$ 2,654,350	$ 2,568,083
Tranche 2LN, term loan 7.75% 4/1/22 (e)	180,000	171,450
		2,739,533
Cable/Satellite TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	381,433	382,250
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	329,992	330,698
		712,948
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (e)	2,108,902	2,103,629
Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	2,942,651	2,935,294
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (e)	1,443,667	1,429,230
		4,364,524
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	1,515,000	1,499,850
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	129,675	125,785
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	2,548,548	2,524,260
		4,149,895
Energy - 0.4%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	2,200,000	2,079,000
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	1,700,371	1,674,866
		3,753,866
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	4,104,391	3,560,559
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	285,650	284,222
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	1,253,700	1,253,700
		5,098,481
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.5%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	$ 2,714,037	$ 2,719,682
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	720,000	720,000
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	1,013,340	1,000,674
		4,440,356
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,438,862	1,359,725
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	598,144	536,834
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	3,542,111	2,975,373
		3,512,207
Publishing/Printing - 0.4%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (e)	3,713,025	3,717,666
Services - 1.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	1,275,575	1,238,902
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	1,438,528	1,193,978
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	2,367,097	2,352,303
Tranche DD, term loan 4% 11/8/20 (e)	605,536	601,752
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	4,427,392	4,139,612
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	459,188	450,578
		9,977,125
Super Retail - 0.6%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	49,625	49,501
6% 5/22/18 (e)	2,823,754	2,820,225
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	2,360,000	2,353,510
		5,223,236
Technology - 0.9%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	170,000	169,522
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - continued
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	$ 3,040,000	$ 3,040,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	2,394,900	2,362,090
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (e)	2,733,527	2,818,950
		8,390,562
Utilities - 0.5%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	1,530,479	1,501,782
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	1,750,709	1,720,071
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	1,625,000	1,631,094
		4,852,947
TOTAL BANK LOAN OBLIGATIONS (Cost $70,685,554)		69,232,186
Preferred Securities - 5.4%

Banks & Thrifts - 4.5%
BAC Capital Trust XIV 4% (c)(e)	790,000	630,442
Bank of America Corp.:
6.1% (c)(e)	2,050,000	2,060,395
6.25% (c)(e)	965,000	980,122
6.5% (c)(e)	2,740,000	2,860,102
Barclays Bank PLC 7.625% 11/21/22	6,585,000	7,554,939
Barclays PLC:
6.625% (c)(e)	3,490,000	3,412,377
8.25% (c)(e)	3,205,000	3,395,848
Credit Agricole SA 6.625% (b)(c)(e)	7,555,000	7,384,561
Deutsche Bank AG 7.5% (c)(e)	3,400,000	3,434,815
Goldman Sachs Group, Inc. 5.375% (c)(e)	2,070,000	2,065,854
JPMorgan Chase & Co.:
5.3% (c)(e)	2,070,000	2,075,873
6% (c)(e)	2,870,000	2,919,829
6.75% (c)(e)	2,970,000	3,256,307
		42,031,464
Preferred Securities - continued
	Principal Amount	Value
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.875% (c)(e)	$ 2,735,000	$ 2,786,027
6.3% (c)(e)	6,115,000	6,018,972
		8,804,999
TOTAL PREFERRED SECURITIES (Cost $50,623,051)		50,836,463
Money Market Funds - 2.1%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $19,509,478)	19,509,478	19,509,478
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $929,097,728)		918,965,252
NET OTHER ASSETS (LIABILITIES) - 1.6%		14,753,785
NET ASSETS - 100%		$ 933,719,037
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $419,279,959 or 44.9% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
* Amount represents less than 1 share.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,907
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 62,408	$ -	$ -	$ 62,408
Corporate Bonds	779,182,349	-	779,182,349	-
Commercial Mortgage Securities	142,368	-	-	142,368
Bank Loan Obligations	69,232,186	-	69,232,186	-
Preferred Securities	50,836,463	-	50,836,463	-
Money Market Funds	19,509,478	19,509,478	-	-
Total Investments in Securities:	$ 918,965,252	$ 19,509,478	$ 899,250,998	$ 204,776
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $928,006,925. Net unrealized depreciation aggregated $9,041,673, of which $14,335,435 related to appreciated investment securities and $23,377,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Equity
Central Fund

June 30, 2015

1.9862252.100

REE-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.1%
REITs - Apartments - 15.5%
American Campus Communities, Inc.	146,100	$ 5,506,509
American Residential Properties, Inc. (a)	69,400	1,283,900
AvalonBay Communities, Inc.	19,450	3,109,472
Camden Property Trust (SBI)	77,200	5,734,416
Equity Residential (SBI)	41,500	2,912,055
Essex Property Trust, Inc.	55,400	11,772,500
UDR, Inc.	271,400	8,692,942
TOTAL REITS - APARTMENTS		39,011,794
REITs - Diversified - 10.7%
Corrections Corp. of America	38,000	1,257,040
Cousins Properties, Inc.	330,950	3,435,261
Digital Realty Trust, Inc.	120,000	8,001,600
Liberty Property Trust (SBI)	101,400	3,267,108
Outfront Media, Inc.	104,900	2,647,676
Store Capital Corp.	202,900	4,078,290
WP Carey, Inc.	74,900	4,414,606
TOTAL REITS - DIVERSIFIED		27,101,581
REITs - Health Care - 11.4%
Community Healthcare Trust, Inc.	13,500	259,875
HCP, Inc.	278,100	10,142,307
Health Care REIT, Inc.	31,000	2,034,530
Medical Properties Trust, Inc.	215,846	2,829,741
Sabra Health Care REIT, Inc.	157,000	4,041,180
Senior Housing Properties Trust (SBI)	155,000	2,720,250
Ventas, Inc.	107,300	6,662,257
TOTAL REITS - HEALTH CARE		28,690,140
REITs - Hotels - 7.2%
Ashford Hospitality Prime, Inc.	113,700	1,707,774
FelCor Lodging Trust, Inc.	665,000	6,570,200
Host Hotels & Resorts, Inc.	142,000	2,815,860
LaSalle Hotel Properties (SBI)	14,300	507,078
RLJ Lodging Trust	223,100	6,643,918
TOTAL REITS - HOTELS		18,244,830
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Management/Investment - 1.6%
Coresite Realty Corp.	90,900	$ 4,130,496
REITs - Manufactured Homes - 1.6%
Sun Communities, Inc.	67,200	4,154,976
REITs - Office Property - 17.7%
Alexandria Real Estate Equities, Inc.	103,000	9,008,380
American Realty Capital Properties, Inc.	411,400	3,344,682
Boston Properties, Inc.	109,600	13,265,984
Gramercy Property Trust, Inc.	154,275	3,605,407
Mack-Cali Realty Corp.	116,200	2,141,566
Parkway Properties, Inc.	188,100	3,280,464
SL Green Realty Corp.	90,700	9,967,023
TOTAL REITS - OFFICE PROPERTY		44,613,506
REITs - Regional Malls - 12.0%
General Growth Properties, Inc.	86,300	2,214,458
Simon Property Group, Inc.	114,500	19,810,789
Taubman Centers, Inc.	75,600	5,254,200
The Macerich Co.	41,900	3,125,740
TOTAL REITS - REGIONAL MALLS		30,405,187
REITs - Shopping Centers - 8.9%
Cedar Shopping Centers, Inc.	338,979	2,169,466
Federal Realty Investment Trust (SBI)	52,600	6,737,534
Kite Realty Group Trust	90,800	2,221,876
Ramco-Gershenson Properties Trust (SBI)	78,700	1,284,384
Realty Income Corp.	21,200	941,068
Urban Edge Properties	309,450	6,433,466
WP Glimcher, Inc.	197,400	2,670,822
TOTAL REITS - SHOPPING CENTERS		22,458,616
REITs - Single Tenant - 0.3%
Agree Realty Corp.	22,200	647,574
REITs - Storage - 6.3%
Extra Space Storage, Inc.	136,679	8,914,204
Public Storage	38,000	7,006,060
TOTAL REITS - STORAGE		15,920,264
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Warehouse/Industrial - 3.9%
DCT Industrial Trust, Inc.	195,875	$ 6,158,310
Prologis, Inc.	45,200	1,676,920
Terreno Realty Corp.	99,300	1,956,210
TOTAL REITS - WAREHOUSE/INDUSTRIAL		9,791,440
TOTAL REAL ESTATE INVESTMENT TRUSTS		245,170,404
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.1%
Real Estate Operating Companies - 2.1%
Forest City Enterprises, Inc. Class A (a)	235,600	5,206,760
TOTAL COMMON STOCKS (Cost $269,283,074)		250,377,164
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.15% (b) (Cost $1,326,183)	1,326,183	1,326,183
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $270,609,257)		251,703,347
NET OTHER ASSETS (LIABILITIES) - 0.3%		789,750
NET ASSETS - 100%		$ 252,493,097
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $270,923,241. Net unrealized depreciation aggregated $19,219,894, of which $1,754,066 related to appreciated investment securities and $20,973,960 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Equity
Central Fund

June 30, 2015

1.876939.106

EMQ-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
Argentina - 0.5%
Grupo Financiero Galicia SA sponsored ADR	7,760	$ 145,810
Telecom Argentina SA Class B sponsored ADR	8,560	153,994
YPF SA Class D sponsored ADR	12,900	353,847
TOTAL ARGENTINA		653,651
Bermuda - 1.2%
Aquarius Platinum Ltd. (Australia) (a)	926,995	100,131
China Resources Gas Group Ltd.	70,000	207,700
Credicorp Ltd. (United States)	3,011	418,288
GP Investments Ltd. Class A (depositary receipt) (a)	123,607	276,308
Shangri-La Asia Ltd.	344,000	480,172
TOTAL BERMUDA		1,482,599
Brazil - 2.8%
B2W Companhia Global do Varejo (a)	12,760	83,682
BB Seguridade Participacoes SA	23,200	254,453
BM&F BOVESPA SA	30,440	114,746
CCR SA	15,000	71,934
Cielo SA	37,920	534,449
Companhia de Saneamento de Minas Gerais	26,930	118,752
Cosan SA Industria e Comercio	32,945	266,497
Direcional Engenharia SA	128,100	208,068
Fibria Celulose SA	42,600	581,227
FPC Par Corretora de Seguros (a)	57,200	249,472
Minerva SA (a)	122,200	451,210
Qualicorp SA	13,400	84,949
Smiles SA	27,900	472,822
TOTAL BRAZIL		3,492,261
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,569	95,264
Canada - 0.4%
Goldcorp, Inc.	8,500	137,946
Pan American Silver Corp.	36,800	316,112
Torex Gold Resources, Inc. (a)	101,300	91,649
TOTAL CANADA		545,707
Cayman Islands - 5.8%
58.com, Inc. ADR (a)	9,600	614,976
Alibaba Group Holding Ltd. sponsored ADR	2,200	180,994
China ZhengTong Auto Services Holdings Ltd.	556,750	362,713
ENN Energy Holdings Ltd.	110,040	663,657
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Haitian International Holdings Ltd.	102,000	$ 239,751
Hengan International Group Co. Ltd.	46,500	552,490
Leju Holdings Ltd. ADR (d)	18,624	155,510
Tencent Holdings Ltd.	159,300	3,185,448
TPK Holding Co. Ltd.	75,000	433,266
Uni-President China Holdings Ltd.	813,400	750,277
Yingde Gases Group Co. Ltd.	223,000	153,623
TOTAL CAYMAN ISLANDS		7,292,705
Chile - 1.6%
Compania Cervecerias Unidas SA sponsored ADR	19,600	415,128
Empresa Nacional de Telecomunicaciones SA (ENTEL)	19,329	213,767
Empresas CMPC SA	107,948	293,310
Enersis SA	1,104,145	350,618
Inversiones La Construccion SA	22,508	252,094
Vina Concha y Toro SA	305,297	532,488
TOTAL CHILE		2,057,405
China - 11.3%
Anhui Conch Cement Co. Ltd. (H Shares)	141,500	496,520
Baoshan Iron & Steel Co. Ltd.	379,300	534,604
BBMG Corp. (H Shares)	794,500	804,591
China Cinda Asset Management Co. Ltd. (H Shares)	656,000	365,594
China Life Insurance Co. Ltd. (H Shares)	363,300	1,576,809
China Longyuan Power Grid Corp. Ltd. (H Shares)	152,350	169,419
China Machinery Engineering Co. (H Shares)	227,000	244,818
China Merchants Bank Co. Ltd. (H Shares)	206,700	602,643
China Pacific Insurance (Group) Co. Ltd. (H Shares)	232,300	1,114,817
China Suntien Green Energy Corp. Ltd. (H Shares)	688,850	147,518
China Telecom Corp. Ltd. (H Shares)	851,990	500,101
Daqin Railway Co. Ltd. (A Shares)	176,900	400,528
Industrial & Commercial Bank of China Ltd. (H Shares)	2,973,000	2,359,153
Inner Mongoli Yili Industries Co. Ltd.	137,900	420,305
Kweichow Moutai Co. Ltd.	24,500	1,017,969
Maanshan Iron & Steel Ltd. (H Shares) (a)	992,000	341,692
PetroChina Co. Ltd. (H Shares)	448,000	498,936
PICC Property & Casualty Co. Ltd. (H Shares)	266,046	606,120
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	38,369	518,249
Qingdao Haier Co. Ltd.	163,200	798,235
Zhengzhou Yutong Bus Co. Ltd.	90,500	299,915
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	54,500	408,493
TOTAL CHINA		14,227,029
Common Stocks - continued
	Shares	Value
Colombia - 0.7%
Bancolombia SA sponsored ADR (d)	19,240	$ 827,320
Egypt - 0.1%
Citadel Capital Corp. (a)	631,600	164,728
Citadel Capital Corp. rights 7/2/15 (a)	134,215	0
TOTAL EGYPT		164,728
Greece - 0.4%
Public Power Corp. of Greece	6,030	28,471
Titan Cement Co. SA (Reg.)	21,000	476,385
TOTAL GREECE		504,856
Hong Kong - 6.2%
China Mobile Ltd.	44,920	574,703
China Mobile Ltd. sponsored ADR	27,841	1,784,330
China Power International Development Ltd.	156	119
China Resources Enterprise Ltd.	204,000	657,933
China Resources Power Holdings Co. Ltd.	251,060	701,208
China Unicom Ltd.	63,500	99,275
China Unicom Ltd. sponsored ADR	17,410	273,337
CNOOC Ltd.	898,000	1,273,793
CNOOC Ltd. sponsored ADR	200	28,384
Far East Horizon Ltd.	1,219,320	1,160,875
Lenovo Group Ltd.	342,000	473,851
Sinotruk Hong Kong Ltd.	399,500	241,198
Techtronic Industries Co. Ltd.	170,500	558,688
TOTAL HONG KONG		7,827,694
India - 10.8%
Adani Ports & Special Economic Zone	104,061	504,111
Axis Bank Ltd. (a)	130,071	1,143,884
Bharti Airtel Ltd. (a)	38,330	253,319
Bharti Infratel Ltd.	109,989	773,544
Coal India Ltd.	144,440	957,317
Eicher Motors Ltd. (a)	1,645	506,939
GAIL India Ltd.	46,274	285,544
Grasim Industries Ltd.	10,471	567,132
HCL Technologies Ltd.	39,682	574,238
Infosys Ltd.	66,840	1,040,693
ITC Ltd. (a)	191,878	951,417
JK Cement Ltd.	29,273	310,608
Larsen & Toubro Ltd. (a)	22,461	630,028
LIC Housing Finance Ltd.	39,722	281,799
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	26,247	$ 778,863
Oil & Natural Gas Corp. Ltd.	113,865	554,651
Petronet LNG Ltd. (a)	69,308	203,917
Phoenix Mills Ltd. (a)	68,583	408,208
Power Grid Corp. of India Ltd.	149,109	326,332
SREI Infrastructure Finance Ltd.	858,692	472,186
State Bank of India	209,208	864,867
Tata Consultancy Services Ltd.	14,870	596,817
Yes Bank Ltd.	50,237	666,987
TOTAL INDIA		13,653,401
Indonesia - 1.4%
PT Bakrieland Development Tbk (a)	47,285,600	177,332
PT Bank Mandiri (Persero) Tbk	706,000	530,722
PT Bank Rakyat Indonesia Tbk	675,600	524,467
PT Kalbe Farma Tbk	3,364,700	422,717
PT Perusahaan Gas Negara Tbk Series B	279,660	90,511
TOTAL INDONESIA		1,745,749
Ireland - 0.2%
Dragon Oil PLC	22,100	252,101
Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	349,616	595,671
Kenya - 0.1%
Equity Group Holdings Ltd.	315,100	150,690
Korea (South) - 14.1%
AMOREPACIFIC Group, Inc.	4,304	718,897
BGFretail Co. Ltd.	2,801	400,300
Daewoo International Corp.	44,175	1,018,003
E-Mart Co. Ltd.	4,098	845,545
Fila Korea Ltd.	7,096	703,541
Hyundai HCN	10,447	40,965
Hyundai Industrial Development & Construction Co.	11,998	709,446
Hyundai Mobis	9,140	1,730,751
KB Financial Group, Inc.	20,598	677,811
KEPCO Plant Service & Engineering Co. Ltd.	177	18,656
Korea Electric Power Corp.	12,671	516,027
Korea Zinc Co. Ltd.	1,264	615,313
Korean Reinsurance Co.	66,387	729,358
LG Chemical Ltd.	3,544	881,600
NAVER Corp.	1,098	621,791
Samsung C&T Corp.	8,468	500,716
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Electronics Co. Ltd.	3,974	$ 4,500,905
Shinhan Financial Group Co. Ltd.	34,561	1,281,706
SK Hynix, Inc.	16,875	637,583
SK Telecom Co. Ltd.	647	144,239
SK Telecom Co. Ltd. sponsored ADR	17,290	428,619
TOTAL KOREA (SOUTH)		17,721,772
Mexico - 5.3%
America Movil S.A.B. de CV Series L sponsored ADR	48,938	1,042,869
Banregio Grupo Financiero S.A.B. de CV	48,818	282,643
El Puerto de Liverpool S.A.B. de CV Class C	23,823	275,160
Grupo Aeroportuario del Pacifico SA de CV Series B	60,400	413,952
Grupo Aeroportuario Norte S.A.B. de CV	35,100	172,781
Grupo Comercial Chedraui S.A.B. de CV	96,300	273,445
Grupo Financiero Banorte S.A.B. de CV Series O	203,730	1,117,842
Grupo Televisa SA de CV (CPO) sponsored ADR	35,300	1,370,346
Macquarie Mexican (REIT)	587,400	810,980
Wal-Mart de Mexico SA de CV Series V	379,200	922,336
TOTAL MEXICO		6,682,354
Netherlands - 0.4%
Cnova NV (a)	8,200	45,346
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(e)	46,800	338,113
Yandex NV (a)	9,270	141,089
TOTAL NETHERLANDS		524,548
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	57,574	372,504
Transnational Corp. of Nigeria PLC	11,498,404	156,547
Zenith Bank PLC	6,477,959	626,479
TOTAL NIGERIA		1,155,530
Pakistan - 0.3%
Habib Bank Ltd.	179,600	379,670
Panama - 0.3%
Copa Holdings SA Class A	5,000	412,950
Philippines - 1.8%
Alliance Global Group, Inc.	1,226,100	589,798
Metro Pacific Investments Corp.	1,148,900	120,465
Metropolitan Bank & Trust Co.	280,578	584,654
Common Stocks - continued
	Shares	Value
Philippines - continued
Nickel Asia Corp.	24,950	$ 12,831
Robinsons Land Corp.	1,488,050	966,502
TOTAL PHILIPPINES		2,274,250
Russia - 3.4%
Bashneft OJSC rights	884	0
E.ON Russia JSC (a)	2,955,800	162,720
Gazprom OAO (a)	216,935	573,568
LUKOIL Oil Co. sponsored ADR (United Kingdom)	27,200	1,196,936
Mobile TeleSystems OJSC (a)	79,750	353,582
NOVATEK OAO GDR (Reg. S)	9,500	967,100
Sberbank of Russia (a)	187,850	246,280
Sberbank of Russia sponsored ADR	134,692	703,092
Sistema JSFC (a)	113,400	40,769
Sistema JSFC sponsored GDR	8,881	78,597
TOTAL RUSSIA		4,322,644
Singapore - 0.6%
Ezion Holdings Ltd.	225,180	171,370
First Resources Ltd.	410,500	621,762
TOTAL SINGAPORE		793,132
South Africa - 4.8%
Aspen Pharmacare Holdings Ltd.	29,200	864,047
Barclays Africa Group Ltd.	68,264	1,026,709
Bidvest Group Ltd.	24,262	614,527
JSE Ltd.	27,900	294,663
Life Healthcare Group Holdings Ltd.	133,900	413,058
MTN Group Ltd.	20,028	376,574
Naspers Ltd. Class N	14,700	2,289,701
Telkom SA Ltd.	26,040	137,263
TOTAL SOUTH AFRICA		6,016,542
Taiwan - 9.0%
Advantech Co. Ltd.	55,000	377,358
Catcher Technology Co. Ltd.	47,000	587,139
E.SUN Financial Holdings Co. Ltd.	939,586	626,411
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,782	548,686
Inotera Memories, Inc. (a)	189,000	150,471
King's Town Bank	235,000	203,825
Largan Precision Co. Ltd.	15,000	1,711,220
Pegatron Corp.	154,000	450,053
Taiwan Cement Corp.	454,000	572,294
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	131,000	$ 216,221
Taiwan Semiconductor Manufacturing Co. Ltd.	933,869	4,241,697
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,480	351,551
Unified-President Enterprises Corp.	278,982	493,877
Universal Cement Corp.	265,780	231,812
Vanguard International Semiconductor Corp.	130,000	207,838
Yuanta Financial Holding Co. Ltd.	605,000	326,985
TOTAL TAIWAN		11,297,438
Thailand - 2.2%
Intouch Holdings PCL (For. Reg.)	138,640	320,199
Jasmine Broadband Internet Infrastructure Fund	1,486,000	431,203
Kasikornbank PCL (For. Reg.)	186,600	1,044,264
PTT Exploration and Production PCL (For. Reg.)	147,000	474,439
Thai Union Frozen Products PCL (For. Reg.)	857,900	553,771
TOTAL THAILAND		2,823,876
Turkey - 1.2%
Aselsan A/S	44,000	228,200
Aygaz A/S	38,945	146,038
Tupras Turkiye Petrol Rafinelleri A/S (a)	20,358	515,767
Turkiye Garanti Bankasi A/S	209,200	652,465
TOTAL TURKEY		1,542,470
United Arab Emirates - 0.7%
DP World Ltd.	15,839	338,955
Emaar Properties PJSC	80,663	173,058
First Gulf Bank PJSC	82,389	340,960
TOTAL UNITED ARAB EMIRATES		852,973
United Kingdom - 0.2%
Fresnillo PLC	22,800	248,622
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	6,108	373,138
TOTAL COMMON STOCKS (Cost $91,161,443)		112,990,740
Preferred Stocks - 5.4%

Convertible Preferred Stocks - 1.1%
Cayman Islands - 1.1%
Meituan Corp. Series D (g)	165,990	1,432,494
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 4.3%
Brazil - 3.0%
Banco Bradesco SA (PN) sponsored ADR	87,200	$ 798,752
Banco do Estado Rio Grande do Sul SA	82,460	236,312
Companhia Paranaense de Energia-Copel:
(PN-B)	1,660	18,660
(PN-B) sponsored (d)	20,817	228,987
Itau Unibanco Holding SA sponsored ADR	109,990	1,204,391
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.) (a)	106,300	867,408
Vale SA (PN-A) sponsored ADR (d)	70,700	357,035
TOTAL BRAZIL		3,711,545
Korea (South) - 1.3%
Hyundai Motor Co. Series 2	5,876	551,092
Samsung Electronics Co. Ltd.	867	768,991
Samsung Fire & Marine Insurance Co. Ltd.	2,142	344,385
TOTAL KOREA (SOUTH)		1,664,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,376,013
TOTAL PREFERRED STOCKS (Cost $7,026,463)		6,808,507
Government Obligations - 0.0%
Principal Amount
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0% to 0.03% 7/2/15 to 8/6/15 (f) (Cost $50,000)	$ 50,000	50,000
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	5,524,432	$ 5,524,432
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	603,375	603,375
TOTAL MONEY MARKET FUNDS (Cost $6,127,807)		6,127,807
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $104,365,713)		125,977,054
NET OTHER ASSETS (LIABILITIES) - 0.1%		131,490
NET ASSETS - 100%		$ 126,108,544
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
79 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2015	$ 3,789,630	$ (44,100)

The face value of futures purchased as a percentage of net assets is 3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $338,113 or 0.3% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,432,494 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 1,049,339
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,211
Fidelity Securities Lending Cash Central Fund	13,259
Total	$ 20,470
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,403,776	$ 9,971,282	$ -	$ 1,432,494
Consumer Staples	10,579,150	10,579,150	-	-
Energy	9,303,549	6,957,252	2,346,297	-
Financials	33,327,650	24,766,987	8,560,663	-
Health Care	2,563,634	2,563,634	-	-
Industrials	8,565,699	8,565,699	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 23,555,016	$ 15,087,178	$ 8,467,838	$ -
Materials	8,341,258	7,864,873	476,385	-
Telecommunication Services	8,144,752	6,972,953	1,171,799	-
Utilities	4,014,763	3,143,933	870,830	-
Government Obligations	50,000	-	50,000	-
Money Market Funds	6,127,807	6,127,807	-	-
Total Investments in Securities:	$ 125,977,054	$ 102,600,748	$ 21,943,812	$ 1,432,494
Derivative Instruments:
Liabilities
Futures Contracts	$ (44,100)	$ (44,100)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 6,582,000
Level 2 to Level 1	$ 6,140,159
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ -
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	383,155
Cost of Purchases	1,049,339
Proceeds of Sales	-
Amortization/Accretion	-
Investments in Securities:
Equities - Consumer Discretionary
Transfers into Level 3	$ -
Transfers out of Level 3	-
Ending Balance	$ 1,432,494
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 383,155

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $105,570,741. Net unrealized appreciation aggregated $20,406,313, of which $27,535,278 related to appreciated investment securities and $7,128,965 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 1,432,494	Expected distribution	Recovery rate	0.0%	Increase
		Market comparable	EV/GMV multiple	0.4	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

June 30, 2015

1.851902.108

ITCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
NOK Corp.	43,700	$ 1,356,866
AUTOMOBILES - 2.1%
Automobile Manufacturers - 2.1%
Tesla Motors, Inc. (a)(d)	218,135	58,516,895
BANKS - 0.8%
Diversified Banks - 0.8%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(e)	2,446,900	17,677,975
Luxshare Precision Industry Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 6/3/16 (a)(e)	306,100	1,668,963
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(e)	736,300	4,426,587
		23,773,525
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
JHL Biotech, Inc. (f)	504,031	1,885,076
CHEMICALS - 0.3%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	15,229	1,754,744
Specialty Chemicals - 0.2%
Duk San Neolux Co. Ltd. (a)	189,143	3,226,831
JSR Corp.	153,100	2,707,100
Nitto Denko Corp.	3,900	320,579
		6,254,510
TOTAL CHEMICALS		8,009,254
COMMUNICATIONS EQUIPMENT - 4.7%
Communications Equipment - 4.7%
BYD Electronic International Co. Ltd.	2,853,000	3,864,582
Ciena Corp. (a)(d)	338,400	8,013,312
Cisco Systems, Inc.	407,100	11,178,966
CommScope Holding Co., Inc. (a)	671,300	20,481,363
Finisar Corp. (a)(d)	412,100	7,364,227
Ixia (a)	414,099	5,151,392
Juniper Networks, Inc.	58,101	1,508,883
Palo Alto Networks, Inc. (a)	27,300	4,769,310
QUALCOMM, Inc.	1,108,300	69,412,829
Common Stocks - continued
	Shares	Value
COMMUNICATIONS EQUIPMENT - CONTINUED
Communications Equipment - continued
Radware Ltd. (a)	1,227	$ 27,239
Sonus Networks, Inc. (a)	12,400	85,808
		131,857,911
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	1,336,200	1,165,429
DIVERSIFIED CONSUMER SERVICES - 0.7%
Education Services - 0.7%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	838,970	20,571,544
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	23,501
TOTAL DIVERSIFIED CONSUMER SERVICES		20,595,045
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	479,300	4,294,528
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Lumenpulse, Inc. (a)	38,000	457,582
Nidec Corp.	111,000	8,306,998
OSRAM Licht AG	270,163	12,937,669
		21,702,249
ELECTRONIC EQUIPMENT & COMPONENTS - 5.6%
Electronic Components - 3.0%
Alps Electric Co. Ltd.	2,100	64,775
Japan Aviation Electronics Industry Ltd.	97,000	2,639,294
Largan Precision Co. Ltd.	4,000	456,325
Ledlink Optics, Inc.	1,380,037	2,340,333
Murata Manufacturing Co. Ltd.	71,500	12,478,980
OMRON Corp.	298,000	12,953,875
Samsung SDI Co. Ltd.	70,699	7,009,530
Sunny Optical Technology Group Co. Ltd.	3,599,000	7,846,573
Taiyo Yuden Co. Ltd.	807,100	11,329,802
TDK Corp.	120,400	9,218,025
TPK Holding Co. Ltd.	1,459,000	8,428,477
Universal Display Corp. (a)	5,900	305,207
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Components - continued
Yageo Corp.	5,768,882	$ 9,036,341
Yaskawa Electric Corp.	1,800	23,062
		84,130,599
Electronic Equipment & Instruments - 0.4%
Chroma ATE, Inc.	3,044,188	6,719,105
Cognex Corp.	59,200	2,847,520
FEI Co.	7,400	613,682
Keyence Corp.	2,400	1,295,453
		11,475,760
Electronic Manufacturing Services - 2.0%
TE Connectivity Ltd.	271,245	17,441,054
Trimble Navigation Ltd. (a)	1,696,027	39,788,793
		57,229,847
Technology Distributors - 0.2%
Digital China Holdings Ltd. (H Shares)	3,255,000	4,392,322
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		157,228,528
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	901,000	3,994,854
Olympus Corp.	71,600	2,474,715
		6,469,569
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	35,255
HEALTH CARE TECHNOLOGY - 0.6%
Health Care Technology - 0.6%
athenahealth, Inc. (a)	120,130	13,764,495
M3, Inc.	137,400	2,764,054
Medidata Solutions, Inc. (a)	26,800	1,455,776
		17,984,325
HOTELS, RESTAURANTS & LEISURE - 0.3%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(d)	301,923	7,490,710
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.2%
Sky Light Holdings Ltd. (a)	4,460,000	$ 1,944,747
Sony Corp.	49,600	1,408,484
Sony Corp. sponsored ADR	87,800	2,492,642
		5,845,873
Household Appliances - 0.2%
Haier Electronics Group Co. Ltd.	2,436,000	6,568,028
TOTAL HOUSEHOLD DURABLES		12,413,901
INTERNET & CATALOG RETAIL - 3.4%
Internet Retail - 3.4%
Amazon.com, Inc. (a)	57,700	25,046,993
ASOS PLC (a)	6,100	371,788
E-Commerce China Dangdang, Inc. ADR (a)(d)	767,400	6,898,926
Groupon, Inc. Class A (a)(d)	3,501,600	17,613,048
JD.com, Inc. sponsored ADR (a)	800	27,280
Jumei International Holding Ltd. sponsored ADR (a)(d)	1,719,746	39,278,999
MySale Group PLC	38,500	31,456
Qunar Cayman Islands Ltd. sponsored ADR (a)	600	25,710
Travelport Worldwide Ltd.	152,077	2,095,621
Vipshop Holdings Ltd. ADR (a)	195,780	4,356,105
zulily, Inc. Class A (a)	1,900	24,776
		95,770,702
INTERNET SOFTWARE & SERVICES - 26.7%
Internet Software & Services - 26.7%
58.com, Inc. ADR (a)	214,672	13,751,888
Alibaba Group Holding Ltd. sponsored ADR	259,300	21,332,611
ChannelAdvisor Corp. (a)	334,239	3,994,156
Constant Contact, Inc. (a)	700	20,132
Cornerstone OnDemand, Inc. (a)	379,526	13,207,505
Cvent, Inc. (a)	129,387	3,335,597
Demandware, Inc. (a)	128,720	9,149,418
DeNA Co. Ltd.	573,500	11,274,592
eBay, Inc. (a)	23,100	1,391,544
eGain Communications Corp. (a)(d)	130,650	654,557
Endurance International Group Holdings, Inc. (a)	860,500	17,777,930
Facebook, Inc. Class A (a)	2,198,763	188,576,909
Google, Inc.:
Class A (a)	184,473	99,622,799
Class C	215,718	112,283,376
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
HomeAway, Inc. (a)	478,809	$ 14,900,536
Hortonworks, Inc.	2,800	70,896
LendingClub Corp.	1,400	20,650
LinkedIn Corp. Class A (a)	6,600	1,363,758
Marketo, Inc. (a)(d)	221,830	6,224,550
Momo, Inc. ADR	2,614	42,085
NAVER Corp.	35,013	19,827,648
New Relic, Inc.	800	28,152
NIC, Inc.	118,124	2,159,307
Q2 Holdings, Inc. (a)	1,400	39,550
Qihoo 360 Technology Co. Ltd. ADR (a)	315,340	21,345,365
Rackspace Hosting, Inc. (a)	55,726	2,072,450
SciQuest, Inc. (a)	322,519	4,776,506
SouFun Holdings Ltd. ADR (d)	1,034,300	8,698,463
Textura Corp. (a)	395,004	10,992,961
Twitter, Inc. (a)	469,900	17,019,778
Web.com Group, Inc. (a)	354,216	8,579,112
Xunlei Ltd. sponsored ADR	528,300	6,360,732
Yahoo!, Inc. (a)	1,251,427	49,168,567
Yelp, Inc. (a)(d)	195,133	8,396,573
Youku Tudou, Inc. ADR (a)(d)	2,033,925	49,892,180
YY, Inc. ADR (a)(d)	245,300	17,053,256
Zillow Group, Inc. (a)(d)	83,809	7,269,593
		752,675,682
IT SERVICES - 5.7%
Data Processing & Outsourced Services - 5.2%
Euronet Worldwide, Inc. (a)	46,764	2,885,339
Fidelity National Information Services, Inc.	583,837	36,081,127
Fiserv, Inc. (a)	3,400	281,622
FleetCor Technologies, Inc. (a)	100,300	15,652,818
Optimal Payments PLC (a)	3,691,058	13,585,504
Total System Services, Inc.	443,948	18,543,708
Vantiv, Inc. (a)	434,900	16,608,831
Visa, Inc. Class A	622,100	41,774,015
		145,412,964
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	236,794	14,465,745
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
EPAM Systems, Inc. (a)	5,234	$ 372,818
Virtusa Corp. (a)	600	30,840
		14,869,403
TOTAL IT SERVICES		160,282,367
LEISURE PRODUCTS - 0.1%
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	133,100	1,740,083
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	333,860	14,108,924
MACHINERY - 0.9%
Construction Machinery & Heavy Trucks - 0.6%
Zhengzhou Yutong Bus Co. Ltd.	4,810,990	15,943,532
Industrial Machinery - 0.3%
Harmonic Drive Systems, Inc.	50,800	997,031
Minebea Ltd.	558,000	9,214,512
		10,211,543
TOTAL MACHINERY		26,155,075
MEDIA - 1.0%
Advertising - 0.0%
iCar Asia Ltd. (a)	348,639	189,640
Cable & Satellite - 0.4%
Naspers Ltd. Class N	68,000	10,591,813
Movies & Entertainment - 0.4%
Bona Film Group Ltd. sponsored ADR (a)	289,551	3,532,522
IMAX Corp. (a)	193,300	7,784,191
		11,316,713
Publishing - 0.2%
NEXT Co. Ltd.	186,600	1,309,714
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - continued
Schibsted ASA:
(A Shares)	96,206	$ 2,991,540
(B Shares) (a)	96,301	2,910,973
		7,212,227
TOTAL MEDIA		29,310,393
PROFESSIONAL SERVICES - 0.2%
Human Resource & Employment Services - 0.1%
51job, Inc. sponsored ADR (a)	800	26,592
WageWorks, Inc. (a)	54,288	2,195,950
		2,222,542
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	60,700	2,116,002
Verisk Analytics, Inc. (a)	432	31,432
		2,147,434
TOTAL PROFESSIONAL SERVICES		4,369,976
ROAD & RAIL - 0.0%
Trucking - 0.0%
eHi Car Service Co. Ltd. sponsored ADR	81,900	1,184,274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.8%
Semiconductor Equipment - 0.3%
Hermes Microvision, Inc.	40,000	2,602,026
Nanometrics, Inc. (a)	103,900	1,674,868
Rubicon Technology, Inc. (a)(d)	1,193,932	2,901,255
SunEdison, Inc. (a)	1,200	35,892
Ultratech, Inc. (a)	84,100	1,560,896
		8,774,937
Semiconductors - 10.5%
Analog Devices, Inc.	86,200	5,532,747
Atmel Corp.	2,807,200	27,664,956
Audience, Inc. (a)(d)	346,895	1,696,317
Avago Technologies Ltd.	84,800	11,272,464
Broadcom Corp. Class A	220,184	11,337,274
Cirrus Logic, Inc. (a)	40,052	1,362,970
Everlight Electronics Co. Ltd.	3,899,000	7,470,171
First Solar, Inc. (a)	114,300	5,369,814
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Freescale Semiconductor, Inc. (a)	135,791	$ 5,427,566
Genesis Photonics, Inc. (a)	4,761,766	1,610,423
Hua Hong Semiconductor Ltd. (a)	1,989,000	2,642,917
Inphi Corp. (a)	3,600	82,296
Intel Corp.	360,100	10,952,442
Intersil Corp. Class A	610,817	7,641,321
Lextar Electronics Corp.	762,000	494,453
M/A-COM Technology Solutions Holdings, Inc. (a)(d)	51,890	1,984,793
MagnaChip Semiconductor Corp. (a)	291,827	2,252,904
Marvell Technology Group Ltd.	3,724,113	49,102,430
Maxim Integrated Products, Inc.	1,045,900	36,161,993
MediaTek, Inc.	418,000	5,708,793
Melexis NV	570	33,044
Micron Technology, Inc. (a)	237,100	4,466,964
Microsemi Corp. (a)	326,400	11,407,680
Monolithic Power Systems, Inc.	127,351	6,457,969
Novatek Microelectronics Corp.	1,723,000	8,308,586
ON Semiconductor Corp. (a)	227,400	2,658,306
PMC-Sierra, Inc. (a)	585,800	5,014,448
Power Integrations, Inc.	74,200	3,352,356
Qorvo, Inc. (a)	359,431	28,851,526
Radiant Opto-Electronics Corp.	1,647,000	6,103,159
Sanken Electric Co. Ltd.	1,509,000	9,333,766
Semiconductor Manufacturing International Corp. (a)	12,954,000	1,412,065
Semtech Corp. (a)	475,306	9,434,824
Silicon Laboratories, Inc. (a)	54,200	2,927,342
STMicroelectronics NV	2,800	22,923
		295,554,002
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		304,328,939
SOFTWARE - 15.8%
Application Software - 6.9%
Adobe Systems, Inc. (a)	334,407	27,090,311
ANSYS, Inc. (a)	311	28,376
Autodesk, Inc. (a)	268,900	13,465,168
Blackbaud, Inc.	30,700	1,748,365
Citrix Systems, Inc. (a)	341,378	23,951,080
Guidewire Software, Inc. (a)	402	21,278
Interactive Intelligence Group, Inc. (a)	128,550	5,716,619
Intuit, Inc.	250,900	25,283,193
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Application Software - continued
Kingdee International Software Group Co. Ltd.	13,307,600	$ 7,931,460
Linx SA	1,300	20,296
Mobileye NV (a)	91,200	4,849,104
Parametric Technology Corp. (a)	76,900	3,154,438
Paycom Software, Inc. (a)	100	3,415
Paylocity Holding Corp. (a)(d)	79,291	2,842,582
Qlik Technologies, Inc. (a)	94,800	3,314,208
RealPage, Inc. (a)	388,000	7,399,160
Salesforce.com, Inc. (a)	672,669	46,837,942
SolarWinds, Inc. (a)	531	24,495
Splunk, Inc. (a)	38,097	2,652,313
SS&C Technologies Holdings, Inc.	92,100	5,756,250
Ultimate Software Group, Inc. (a)	207	34,018
Workiva, Inc.	93,000	1,286,190
Yodlee, inc.	2,300	33,212
Zendesk, Inc. (a)	510,869	11,346,400
		194,789,873
Home Entertainment Software - 1.7%
Activision Blizzard, Inc.	496,540	12,021,233
Electronic Arts, Inc. (a)	1,300	86,450
Nintendo Co. Ltd.	192,200	32,147,191
Nintendo Co. Ltd. ADR	170,300	3,572,894
		47,827,768
Systems Software - 7.2%
Allot Communications Ltd. (a)	531,709	3,822,988
CommVault Systems, Inc. (a)	600	25,446
Fleetmatics Group PLC (a)	680,695	31,876,947
Imperva, Inc. (a)	591	40,011
Infoblox, Inc. (a)	1,600	41,936
Microsoft Corp.	1,863,600	82,277,940
NetSuite, Inc. (a)(d)	189,139	17,353,503
Oracle Corp.	1,282,900	51,700,870
Progress Software Corp. (a)	146,800	4,037,000
Red Hat, Inc. (a)	36,740	2,789,668
ServiceNow, Inc. (a)	126,055	9,367,147
Tableau Software, Inc. (a)	5,700	657,210
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Varonis Systems, Inc. (a)	100	$ 2,209
VMware, Inc. Class A (a)	300	25,722
		204,018,597
TOTAL SOFTWARE		446,636,238
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 16.6%
Technology Hardware, Storage & Peripherals - 16.6%
Apple, Inc.	3,106,170	389,591,366
BlackBerry Ltd. (a)	2,514	20,551
Electronics for Imaging, Inc. (a)	158,200	6,883,282
EMC Corp.	900	23,751
Hewlett-Packard Co.	1,759,600	52,805,596
Nimble Storage, Inc. (a)	8,900	249,734
QLogic Corp. (a)	3,800	53,922
SanDisk Corp.	209,955	12,223,580
Seagate Technology LLC	53,700	2,550,750
Silicon Graphics International Corp. (a)(d)	425,876	2,755,418
Stratasys Ltd. (a)	200	6,986
Western Digital Corp.	31,200	2,446,704
		469,611,640
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Bharti Infratel Ltd.	1,652,918	11,624,847
RingCentral, Inc. (a)	334,800	6,190,452
		17,815,299
TOTAL COMMON STOCKS (Cost $2,385,513,119)		2,798,768,658
Convertible Preferred Stocks - 1.0%

INTERNET & CATALOG RETAIL - 0.4%
Internet Retail - 0.4%
Meituan Corp. Series D (f)	1,385,885	11,960,188
INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (f)	489,912	16,322,692
Convertible Preferred Stocks - continued
	Shares	Value
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (f)	68,486	$ 1,154,674
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,278,651)		29,437,554
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.15% (b)	18,315,136	18,315,136
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	73,316,625	73,316,625
TOTAL MONEY MARKET FUNDS (Cost $91,631,761)		91,631,761
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $2,494,423,531)		2,919,837,973
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(95,490,044)
NET ASSETS - 100%		$ 2,824,347,929
Security Type Abbreviations
ELS	-	Equity-Linked Security
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,773,525 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,322,630 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
JHL Biotech, Inc.	4/14/15	$ 1,885,076
Meituan Corp. Series D	1/26/15	$ 8,761,149
Nutanix, Inc. Series E	8/26/14	$ 917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,600,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,181
Fidelity Securities Lending Cash Central Fund	445,637
Total	$ 482,818
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,798,768,658	$ 2,760,014,840	$ 36,868,742	$ 1,885,076
Convertible Preferred Stocks	29,437,554	-	-	29,437,554
Money Market Funds	91,631,761	91,631,761	-	-
Total Investments in Securities:	$ 2,919,837,973	$ 2,851,646,601	$ 36,868,742	$ 31,322,630
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$ 8,517,502
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	12,158,903
Cost of Purchases	8,761,149
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 29,437,554
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ 12,158,903
Other Investments in Securities
Beginning Balance	$ 9,119,754
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1,885,076
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(9,119,754)
Ending Balance	$ 1,885,076
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,504,171,057. Net unrealized appreciation aggregated $415,666,916, of which $555,006,820 related to appreciated investment securities and $139,339,904 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 06/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$ 31,322,630	Last transaction price	Transaction price	$3.74	Increase
			Adjusted transaction price	$33.32	Increase
		Market comparable	EV/GMV multiple	0.4	Increase
			EV/Sales multiple	7.8	Increase
			Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

June 30, 2015

1.851901.108

INCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
AEROSPACE & DEFENSE - 26.3%
Aerospace & Defense - 26.3%
General Dynamics Corp.	259,040	$ 36,703,378
Honeywell International, Inc.	554,436	56,535,839
Orbital ATK, Inc.	237,125	17,395,490
Raytheon Co.	336,700	32,215,456
Teledyne Technologies, Inc. (a)	214,111	22,590,852
Textron, Inc.	727,715	32,477,920
The Boeing Co.	526,298	73,008,059
United Technologies Corp.	827,533	91,798,236
		362,725,230
AIR FREIGHT & LOGISTICS - 6.4%
Air Freight & Logistics - 6.4%
FedEx Corp.	516,140	87,950,256
BUILDING PRODUCTS - 5.2%
Building Products - 5.2%
A.O. Smith Corp.	451,777	32,518,908
Caesarstone Sdot-Yam Ltd.	98,837	6,774,288
Lennox International, Inc.	300,243	32,333,169
		71,626,365
COMMERCIAL SERVICES & SUPPLIES - 4.7%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	442,100	16,534,540
Office Services & Supplies - 1.9%
West Corp.	857,051	25,797,235
Security & Alarm Services - 1.6%
Tyco International Ltd.	597,000	22,972,560
TOTAL COMMERCIAL SERVICES & SUPPLIES		65,304,335
CONSTRUCTION & ENGINEERING - 2.7%
Construction & Engineering - 2.7%
AECOM Technology Corp. (a)	1,114,900	36,880,892
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc.	397,681	$ 14,384,122
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 5.1%
AMETEK, Inc.	417,800	22,887,084
Eaton Corp. PLC	470,200	31,733,798
EnerSys	219,305	15,414,948
		70,035,830
Heavy Electrical Equipment - 2.6%
Babcock & Wilcox Co.	923,100	30,277,680
BWX Technologies, Inc. (a)	234,000	5,475,600
		35,753,280
TOTAL ELECTRICAL EQUIPMENT		105,789,110
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc.	403,350	2,670,177
INDUSTRIAL CONGLOMERATES - 19.0%
Industrial Conglomerates - 19.0%
Danaher Corp.	1,139,219	97,505,754
General Electric Co.	6,209,400	164,983,756
		262,489,510
MACHINERY - 7.4%
Agricultural & Farm Machinery - 2.4%
Deere & Co.	331,227	32,145,580
Construction Machinery & Heavy Trucks - 1.1%
Manitowoc Co., Inc.	781,918	15,325,593
Industrial Machinery - 3.9%
IDEX Corp.	276,333	21,714,247
Ingersoll-Rand PLC	357,600	24,109,392
Valmont Industries, Inc. (d)	69,634	8,277,394
		54,101,033
TOTAL MACHINERY		101,572,206
PROFESSIONAL SERVICES - 5.1%
Human Resource & Employment Services - 1.0%
Towers Watson & Co.	115,431	14,521,220
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - 4.1%
CEB, Inc.	186,737	$ 16,257,323
Huron Consulting Group, Inc. (a)	281,300	19,716,317
Verisk Analytics, Inc. (a)	279,255	20,318,594
		56,292,234
TOTAL PROFESSIONAL SERVICES		70,813,454
ROAD & RAIL - 9.9%
Railroads - 4.9%
Kansas City Southern	22,700	2,070,240
Union Pacific Corp.	685,286	65,355,726
		67,425,966
Trucking - 5.0%
J.B. Hunt Transport Services, Inc.	838,950	68,869,406
TOTAL ROAD & RAIL		136,295,372
TRADING COMPANIES & DISTRIBUTORS - 3.7%
Trading Companies & Distributors - 3.7%
AerCap Holdings NV (a)	380,900	17,441,411
HD Supply Holdings, Inc. (a)	947,756	33,342,056
		50,783,467
TOTAL COMMON STOCKS (Cost $1,139,713,202)		1,369,284,496
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.15% (b)	18,041,445	18,041,445
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,285,250	1,285,250
TOTAL MONEY MARKET FUNDS (Cost $19,326,695)		19,326,695
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,159,039,897)		1,388,611,191
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(9,131,252)
NET ASSETS - 100%		$ 1,379,479,939
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,943
Fidelity Securities Lending Cash Central Fund	49,038
Total	$ 67,981
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,161,986,164. Net unrealized appreciation aggregated $226,625,027, of which $246,591,324 related to appreciated investment securities and $19,966,297 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

June 30, 2015

1.851904.108

TSCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
Ruckus Wireless, Inc. (a)	193,700	$ 2,002,858
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.3%
Alternative Carriers - 20.4%
8x8, Inc. (a)	555,917	4,981,016
Cogent Communications Group, Inc.	372,902	12,619,004
Globalstar, Inc. (a)(d)	1,822,700	3,845,897
Iliad SA	12,679	2,810,781
inContact, Inc. (a)	669,846	6,611,380
Inmarsat PLC	1,000	14,385
Iridium Communications, Inc. (a)(d)	331,080	3,009,517
Level 3 Communications, Inc. (a)	301,677	15,889,328
Lumos Networks Corp.	389,906	5,766,710
Premiere Global Services, Inc. (a)	350,205	3,603,609
Towerstream Corp. (a)(d)	556,756	996,593
Vonage Holdings Corp. (a)	515,629	2,531,738
		62,679,958
Integrated Telecommunication Services - 42.9%
AT&T, Inc.	1,222,246	43,414,178
Atlantic Tele-Network, Inc.	74,100	5,118,828
Bezeq The Israel Telecommunication Corp. Ltd.	1,160,100	1,976,561
Cellnex Telecom Sau (a)	100	1,692
CenturyLink, Inc.	275,505	8,094,337
Cincinnati Bell, Inc. (a)	579,747	2,214,634
Consolidated Communications Holdings, Inc. (d)	142,200	2,987,622
Frontier Communications Corp. (d)	1,511,353	7,481,197
General Communications, Inc. Class A (a)	41,728	709,793
IDT Corp. Class B	132,981	2,404,296
Telecom Italia SpA (a)	782,900	994,918
Verizon Communications, Inc.	1,196,506	55,769,148
Windstream Holdings, Inc. (d)	35,378	225,712
		131,392,916
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		194,072,874
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Technology Distributors - 0.0%
Ingram Micro, Inc. Class A (a)	500	12,515
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(d)	93,900	$ 2,012,277
Rackspace Hosting, Inc. (a)	27,091	1,007,514
		3,019,791
MEDIA - 8.6%
Cable & Satellite - 8.6%
Charter Communications, Inc. Class A (a)(d)	8,300	1,421,375
DIRECTV (a)	216,400	20,079,756
Liberty Global PLC Class C (a)	26,464	1,339,872
Time Warner Cable, Inc.	19,000	3,385,230
		26,226,233
REAL ESTATE INVESTMENT TRUSTS - 3.9%
Office REITs - 0.2%
CyrusOne, Inc.	14,900	438,805
Specialized REITs - 3.7%
American Tower Corp.	90,798	8,470,545
Communications Sales & Leasing, Inc. (a)(d)	89,800	2,219,856
Crown Castle International Corp.	9,500	762,850
		11,453,251
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,892,056
SOFTWARE - 0.6%
Application Software - 0.4%
Comverse, Inc. (a)	500	10,040
Interactive Intelligence Group, Inc. (a)	25,200	1,120,644
		1,130,684
Systems Software - 0.2%
Rovi Corp. (a)	45,000	717,750
TOTAL SOFTWARE		1,848,434
WIRELESS TELECOMMUNICATION SERVICES - 20.0%
Wireless Telecommunication Services - 20.0%
Bharti Infratel Ltd.	315,406	2,218,226
Boingo Wireless, Inc. (a)	2,355	19,452
KDDI Corp.	120,800	2,915,743
Leap Wireless International, Inc. rights (a)	300	756
RingCentral, Inc. (a)	443,000	8,191,070
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	120,264	$ 13,826,752
Shenandoah Telecommunications Co.	33,837	1,158,241
SoftBank Corp.	51,800	3,051,175
Sprint Corp. (a)(d)	986,463	4,498,271
T-Mobile U.S., Inc. (a)	341,575	13,242,863
Telephone & Data Systems, Inc.	351,011	10,319,723
U.S. Cellular Corp. (a)	46,500	1,751,655
		61,193,927
TOTAL COMMON STOCKS (Cost $238,659,152)		300,268,688
Nonconvertible Preferred Stocks - 0.6%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
Telefonica Brasil SA sponsored ADR	69,300	965,349
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TIM Participacoes SA sponsored ADR (d)	47,100	770,556
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,723,362)		1,735,905
Money Market Funds - 8.8%

Fidelity Cash Central Fund, 0.15% (b)	4,205,630	4,205,630
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	22,934,298	22,934,298
TOTAL MONEY MARKET FUNDS (Cost $27,139,928)		27,139,928
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $268,522,442)		329,144,521
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(22,815,281)
NET ASSETS - 100%		$ 306,329,240
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,207
Fidelity Securities Lending Cash Central Fund	261,023
Total	$ 266,230
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 300,268,688	$ 296,221,839	$ 4,046,093	$ 756
Nonconvertible Preferred Stocks	1,735,905	1,735,905	-	-
Money Market Funds	27,139,928	27,139,928	-	-
Total Investments in Securities:	$ 329,144,521	$ 325,097,672	$ 4,046,093	$ 756
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $268,917,670. Net unrealized appreciation aggregated $60,226,851, of which $67,677,537 related to appreciated investment securities and $7,450,686 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

June 30, 2015

1.851905.108

UTCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.0%
Alternative Carriers - 1.0%
Cogent Communications Group, Inc.	136,098	$ 4,605,556
ELECTRIC UTILITIES - 43.1%
Electric Utilities - 43.1%
Edison International	390,483	21,703,045
Exelon Corp.	1,855,800	58,309,236
FirstEnergy Corp.	300,100	9,768,255
ITC Holdings Corp.	207,400	6,674,132
NextEra Energy, Inc.	671,342	65,811,656
OGE Energy Corp.	423,549	12,100,795
PPL Corp.	634,390	18,695,473
		193,062,592
ELECTRICAL EQUIPMENT - 0.5%
Electrical Components & Equipment - 0.5%
SolarCity Corp. (a)(d)	40,800	2,184,840
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 12.7%
Independent Power Producers & Energy Traders - 11.8%
Black Hills Corp.	107,226	4,680,415
Calpine Corp. (a)	1,008,822	18,148,708
Dynegy, Inc. (a)	229,400	6,709,950
NRG Energy, Inc.	862,042	19,723,521
NRG Yield, Inc. Class C	48,800	1,068,232
Talen Energy Corp. (a)	136,439	2,341,293
		52,672,119
Renewable Electricity - 0.9%
Abengoa Yield PLC	128,600	4,027,752
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		56,699,871
MEDIA - 2.2%
Cable & Satellite - 2.2%
Time Warner Cable, Inc.	54,300	9,674,631
MULTI-UTILITIES - 27.3%
Multi-Utilities - 27.3%
Dominion Resources, Inc.	503,709	33,683,021
NiSource, Inc.	389,573	17,760,633
PG&E Corp.	363,169	17,831,598
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
Sempra Energy	480,915	$ 47,581,730
TECO Energy, Inc.	301,272	5,320,464
		122,177,446
OIL, GAS & CONSUMABLE FUELS - 6.9%
Oil & Gas Storage & Transport - 6.9%
Boardwalk Pipeline Partners, LP	171,488	2,490,006
Cheniere Energy Partners LP Holdings LLC	516,981	12,107,695
Energy Transfer Equity LP	159,011	10,203,736
Kinder Morgan, Inc.	158,100	6,069,459
		30,870,896
REAL ESTATE INVESTMENT TRUSTS - 4.0%
Specialized REITs - 4.0%
American Tower Corp.	77,300	7,211,317
Crown Castle International Corp.	135,700	10,896,710
		18,108,027
TOTAL COMMON STOCKS (Cost $408,462,023)		437,383,859
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.15% (b)	6,787,515	6,787,515
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,120,050	2,120,050
TOTAL MONEY MARKET FUNDS (Cost $8,907,565)		8,907,565
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $417,369,588)		446,291,424
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,318,197
NET ASSETS - 100%		$ 447,609,621
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,671
Fidelity Securities Lending Cash Central Fund	37,440
Total	$ 47,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $418,494,845. Net unrealized appreciation aggregated $27,796,579, of which $47,656,833 related to appreciated investment securities and $19,860,254 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

June 30, 2015

1.851897.108

CSCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
BEVERAGES - 22.6%
Brewers - 2.9%
Anheuser-Busch InBev SA NV	137,753	$ 16,577,262
SABMiller PLC	323,116	16,774,276
		33,351,538
Distillers & Vintners - 2.3%
Diageo PLC sponsored ADR	143,909	16,699,200
Remy Cointreau SA (d)	140,217	10,106,148
		26,805,348
Soft Drinks - 17.4%
Coca-Cola Bottling Co. Consolidated	48,429	7,316,169
Coca-Cola Central Japan Co. Ltd.	141,000	2,609,511
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	24,640	1,957,648
Coca-Cola Icecek Sanayi A/S	337,735	5,620,306
Embotelladora Andina SA:
ADR	181,232	2,756,539
sponsored ADR	40,358	804,739
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	32,013	2,852,038
Monster Beverage Corp. (a)	254,296	34,080,750
PepsiCo, Inc.	1,074,583	100,301,577
The Coca-Cola Co.	1,001,587	39,292,258
		197,591,535
TOTAL BEVERAGES		257,748,421
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(d)	213,753	1,145,716
FOOD & STAPLES RETAILING - 24.1%
Drug Retail - 10.8%
CVS Health Corp.	1,138,591	119,415,424
Drogasil SA	238,700	3,077,127
		122,492,551
Food Distributors - 1.0%
Chefs' Warehouse Holdings (a)(d)	186,930	3,970,393
United Natural Foods, Inc. (a)	127,105	8,094,046
		12,064,439
Food Retail - 7.6%
Fresh Market, Inc. (a)(d)	216,559	6,960,206
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - continued
Kroger Co.	1,009,825	$ 73,222,411
Sprouts Farmers Market LLC (a)	232,800	6,280,944
		86,463,561
Hypermarkets & Super Centers - 4.7%
Costco Wholesale Corp.	61,206	8,266,482
Wal-Mart Stores, Inc.	639,762	45,378,319
		53,644,801
TOTAL FOOD & STAPLES RETAILING		274,665,352
FOOD PRODUCTS - 14.5%
Agricultural Products - 2.6%
Bunge Ltd.	300,899	26,418,932
SLC Agricola SA	507,700	2,825,001
		29,243,933
Packaged Foods & Meats - 11.9%
General Mills, Inc.	54,400	3,031,168
Inner Mongoli Yili Industries Co. Ltd.	340,400	1,037,504
Keurig Green Mountain, Inc.	638,958	48,963,352
Lindt & Spruengli AG	36	2,251,757
Mead Johnson Nutrition Co. Class A	569,510	51,381,192
Nestle SA	166,021	11,978,520
The Hain Celestial Group, Inc. (a)	157,260	10,357,144
Ulker Biskuvi Sanayi A/S	399,475	2,787,278
Unilever NV (NY Reg.)	83,674	3,500,920
		135,288,835
TOTAL FOOD PRODUCTS		164,532,768
HOTELS, RESTAURANTS & LEISURE - 1.5%
Restaurants - 1.5%
ARAMARK Holdings Corp.	539,702	16,714,571
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	95,665	2,021,401
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	41,000	2,646,140
TOTAL HOUSEHOLD DURABLES		4,667,541
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 13.9%
Household Products - 13.9%
Colgate-Palmolive Co.	668,405	$ 43,720,371
Procter & Gamble Co.	1,447,248	113,232,684
Svenska Cellulosa AB (SCA) (B Shares)	42,300	1,075,633
		158,028,688
PERSONAL PRODUCTS - 2.2%
Personal Products - 2.2%
Avon Products, Inc.	283,200	1,772,832
Herbalife Ltd. (a)	179,976	9,914,878
L'Oreal SA	49,600	8,847,450
Nu Skin Enterprises, Inc. Class A	100,976	4,758,999
		25,294,159
TOBACCO - 17.7%
Tobacco - 17.7%
Altria Group, Inc.	983,623	48,109,001
British American Tobacco PLC sponsored ADR	1,159,481	125,513,817
ITC Ltd. (a)	796,757	3,950,678
Philip Morris International, Inc.	233,044	18,683,137
Souza Cruz SA	617,100	4,848,912
		201,105,545
TOTAL COMMON STOCKS (Cost $797,121,073)		1,103,902,761
Nonconvertible Preferred Stocks - 0.1%

BEVERAGES - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR (Cost $310,594)	182,775	1,114,928
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	37,410,104	$ 37,410,104
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	9,805,908	9,805,908
TOTAL MONEY MARKET FUNDS (Cost $47,216,012)		47,216,012
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $844,647,679)		1,152,233,701
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(14,487,685)
NET ASSETS - 100%		$ 1,137,746,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,210
Fidelity Securities Lending Cash Central Fund	88,530
Total	$ 107,740
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,103,902,761	$ 1,075,346,979	$ 28,555,782	$ -
Nonconvertible Preferred Stocks	1,114,928	1,114,928	-	-
Money Market Funds	47,216,012	47,216,012	-	-
Total Investments in Securities:	$ 1,152,233,701	$ 1,123,677,919	$ 28,555,782	$ -
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $847,968,995. Net unrealized appreciation aggregated $304,264,706, of which $336,897,103 related to appreciated investment securities and $32,632,397 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy Central Fund

June 30, 2015

1.851898.108

ENCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 16.4%
Oil & Gas Drilling - 1.1%
Helmerich & Payne, Inc.	35,300	$ 2,485,826
Ocean Rig UDW, Inc. (United States)	144,565	741,618
Odfjell Drilling A/S (a)(d)	740,922	618,030
Unit Corp. (a)	183,500	4,976,520
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	2,419,415
		11,241,409
Oil & Gas Equipment & Services - 15.3%
Baker Hughes, Inc.	433,700	26,759,290
C&J Energy Services Ltd. (a)	52,200	689,040
Dril-Quip, Inc. (a)	103,600	7,795,900
FMC Technologies, Inc. (a)	293,231	12,166,154
Frank's International NV	251,100	4,730,724
Oceaneering International, Inc.	254,351	11,850,213
Schlumberger Ltd.	1,005,657	86,677,577
Total Energy Services, Inc.	73,300	894,976
		151,563,874
TOTAL ENERGY EQUIPMENT & SERVICES		162,805,283
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 1.1%
Independent Power Producers & Energy Traders - 0.7%
Dynegy, Inc. (a)	152,482	4,460,099
NRG Yield, Inc. Class C	108,800	2,381,632
		6,841,731
Renewable Electricity - 0.4%
NextEra Energy Partners LP	111,600	4,421,592
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		11,263,323
OIL, GAS & CONSUMABLE FUELS - 81.9%
Integrated Oil & Gas - 19.1%
Chevron Corp.	619,103	59,724,866
Exxon Mobil Corp.	1,529,760	127,276,031
Occidental Petroleum Corp.	26,600	2,068,682
Suncor Energy, Inc.	33,900	933,675
		190,003,254
Oil & Gas Exploration & Production - 45.8%
Anadarko Petroleum Corp.	539,972	42,150,214
Antero Resources Corp. (a)	72,800	2,499,952
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Apache Corp.	69,000	$ 3,976,470
Bankers Petroleum Ltd. (a)	769,700	1,910,384
Bonanza Creek Energy, Inc. (a)	122,441	2,234,548
Cabot Oil & Gas Corp.	168,900	5,327,106
Canadian Natural Resources Ltd.	135,400	3,674,988
Carrizo Oil & Gas, Inc. (a)	60,000	2,954,400
Cimarex Energy Co.	338,921	37,386,376
Concho Resources, Inc. (a)	189,900	21,622,014
ConocoPhillips Co.	447,986	27,510,820
Continental Resources, Inc. (a)	188,654	7,997,043
Devon Energy Corp.	48,500	2,885,265
Diamondback Energy, Inc.	191,196	14,412,354
Encana Corp.	1,426,300	15,724,701
Energen Corp.	204,849	13,991,187
EOG Resources, Inc.	713,408	62,458,870
Evolution Petroleum Corp.	88,632	584,085
Gulfport Energy Corp. (a)	266,900	10,742,725
Hess Corp.	81,000	5,417,280
Kosmos Energy Ltd. (a)	140,100	1,181,043
Marathon Oil Corp.	151,600	4,023,464
Memorial Resource Development Corp.	623,200	11,822,104
Newfield Exploration Co. (a)	847,300	30,604,476
Noble Energy, Inc.	779,594	33,273,072
Northern Oil & Gas, Inc. (a)(d)	282,346	1,911,482
Paramount Resources Ltd. Class A (a)	47,000	1,079,984
Parsley Energy, Inc. Class A (a)	292,500	5,095,350
PDC Energy, Inc. (a)	312,827	16,780,040
Peyto Exploration & Development Corp. (d)	57,200	1,398,171
Pioneer Natural Resources Co.	207,461	28,772,766
QEP Resources, Inc.	108,300	2,004,633
Rice Energy, Inc. (a)	156,000	3,249,480
RSP Permian, Inc. (a)	116,600	3,277,626
SM Energy Co.	328,300	15,141,196
Synergy Resources Corp. (a)	650,841	7,439,113
TAG Oil Ltd. (a)	631,342	702,614
Whiting Petroleum Corp. (a)	71,943	2,417,285
		455,634,681
Oil & Gas Refining & Marketing - 6.0%
Alon U.S.A. Energy, Inc.	70,000	1,323,000
CVR Refining, LP	48,945	895,694
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Delek U.S. Holdings, Inc.	12,100	$ 445,522
Tesoro Corp.	178,200	15,041,862
Valero Energy Corp.	634,105	39,694,973
World Fuel Services Corp.	57,025	2,734,349
		60,135,400
Oil & Gas Storage & Transport - 11.0%
Cheniere Energy, Inc. (a)	164,000	11,358,640
Columbia Pipeline Partners LP	35,900	904,680
Dominion Midstream Partners LP	36,009	1,379,505
Enable Midstream Partners LP	61,700	985,966
EQT Midstream Partners LP	40,600	3,310,524
Golar LNG Ltd.	222,300	10,403,640
Kinder Morgan, Inc.	685,100	26,300,989
Magellan Midstream Partners LP	43,491	3,191,370
MPLX LP	63,583	4,538,555
ONEOK, Inc.	48,400	1,910,832
Phillips 66 Partners LP	67,923	4,890,456
Plains GP Holdings LP Class A	423,300	10,938,072
SemGroup Corp. Class A	33,900	2,694,372
Tallgrass Energy Partners LP	22,400	1,076,992
Targa Resources Corp.	87,808	7,834,230
The Williams Companies, Inc.	201,100	11,541,129
Valero Energy Partners LP	110,559	5,647,354
		108,907,306
TOTAL OIL, GAS & CONSUMABLE FUELS		814,680,641
TOTAL COMMON STOCKS (Cost $974,826,164)		988,749,247
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	7,068,956	$ 7,068,956
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,652,450	1,652,450
TOTAL MONEY MARKET FUNDS (Cost $8,721,406)		8,721,406
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $983,547,570)		997,470,653
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,417,854)
NET ASSETS - 100%		$ 994,052,799
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,594
Fidelity Securities Lending Cash Central Fund	95,689
Total	$ 117,283
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $991,680,002. Net unrealized appreciation aggregated $5,790,651, of which $92,533,827 related to appreciated investment securities and $86,743,176 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

June 30, 2015

1.851899.108

FNCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
BANKS - 31.4%
Diversified Banks - 24.8%
Bank of America Corp.	8,100,000	$ 137,862,000
Citigroup, Inc.	2,500,000	138,100,000
Comerica, Inc.	400,000	20,528,000
JPMorgan Chase & Co.	2,100,000	142,295,998
U.S. Bancorp	2,203,400	95,627,560
Wells Fargo & Co.	1,650,000	92,796,000
		627,209,558
Regional Banks - 6.6%
CoBiz, Inc.	777,600	10,163,232
Fifth Third Bancorp	1,860,700	38,739,774
Huntington Bancshares, Inc.	1,350,000	15,268,500
Popular, Inc. (a)	600,000	17,316,000
Prosperity Bancshares, Inc.	380,000	21,941,200
Regions Financial Corp.	2,000,000	20,720,000
SunTrust Banks, Inc.	979,300	42,129,486
		166,278,192
TOTAL BANKS		793,487,750
CAPITAL MARKETS - 11.2%
Asset Management & Custody Banks - 7.6%
Affiliated Managers Group, Inc. (a)	160,000	34,976,000
Artisan Partners Asset Management, Inc.	725,000	33,683,500
Invesco Ltd.	1,500,000	56,235,000
Oaktree Capital Group LLC Class A	450,000	23,931,000
The Blackstone Group LP	1,100,000	44,957,000
		193,782,500
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	538,600	12,931,086
Investment Banking & Brokerage - 3.1%
E*TRADE Financial Corp. (a)	1,250,000	37,437,500
Goldman Sachs Group, Inc.	50,000	10,439,500
Raymond James Financial, Inc.	500,000	29,790,000
		77,667,000
TOTAL CAPITAL MARKETS		284,380,586
CONSUMER FINANCE - 6.5%
Consumer Finance - 6.5%
Capital One Financial Corp.	1,224,100	107,684,077
Common Stocks - continued
	Shares	Value
CONSUMER FINANCE - CONTINUED
Consumer Finance - continued
Navient Corp.	1,600,000	$ 29,136,000
Springleaf Holdings, Inc. (a)	600,000	27,546,000
		164,366,077
DIVERSIFIED CONSUMER SERVICES - 1.3%
Specialized Consumer Services - 1.3%
H&R Block, Inc.	1,077,200	31,938,980
DIVERSIFIED FINANCIAL SERVICES - 9.7%
Multi-Sector Holdings - 4.4%
Berkshire Hathaway, Inc. Class B (a)	825,000	112,290,750
Specialized Finance - 5.3%
Element Financial Corp. (a)	900,000	14,231,385
Element Financial Corp. rights (a)	600,000	9,410,729
IntercontinentalExchange Group, Inc.	240,000	53,666,400
McGraw Hill Financial, Inc.	550,000	55,247,500
		132,556,014
TOTAL DIVERSIFIED FINANCIAL SERVICES		244,846,764
HEALTH CARE PROVIDERS & SERVICES - 1.1%
Health Care Facilities - 1.1%
Brookdale Senior Living, Inc. (a)	800,000	27,760,000
INSURANCE - 12.0%
Insurance Brokers - 3.4%
Arthur J. Gallagher & Co.	489,700	23,162,810
Brown & Brown, Inc.	1,000,000	32,860,000
Marsh & McLennan Companies, Inc.	525,000	29,767,500
		85,790,310
Life & Health Insurance - 2.5%
Prudential PLC	832,408	20,060,665
Torchmark Corp.	734,500	42,762,590
		62,823,255
Property & Casualty Insurance - 6.1%
ACE Ltd.	600,000	61,008,000
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
Allstate Corp.	850,000	$ 55,139,500
FNF Group	1,028,300	38,036,817
		154,184,317
TOTAL INSURANCE		302,797,882
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
eBay, Inc. (a)	500,000	30,120,000
IT SERVICES - 3.3%
Data Processing & Outsourced Services - 3.3%
EVERTEC, Inc.	900,000	19,116,000
The Western Union Co.	1,250,000	25,412,500
Visa, Inc. Class A	599,900	40,283,285
		84,811,785
REAL ESTATE INVESTMENT TRUSTS - 11.8%
Diversified REITs - 1.3%
NorthStar Realty Finance Corp.	2,000,000	31,800,000
Mortgage REITs - 2.7%
Altisource Residential Corp. Class B	1,250,000	21,062,500
Redwood Trust, Inc. (d)	1,750,000	27,475,000
Two Harbors Investment Corp.	2,000,000	19,480,000
		68,017,500
Office REITs - 1.2%
Boston Properties, Inc.	244,800	29,630,592
Residential REITs - 1.1%
Essex Property Trust, Inc.	136,900	29,091,250
Specialized REITs - 5.5%
American Tower Corp.	856,900	79,940,201
Outfront Media, Inc.	1,200,000	30,288,000
Public Storage	160,000	29,499,200
		139,727,401
TOTAL REAL ESTATE INVESTMENT TRUSTS		298,266,743
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.9%
Diversified Real Estate Activities - 0.7%
Brookfield Asset Management, Inc. Class A	525,000	18,343,475
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - CONTINUED
Real Estate Services - 4.2%
CBRE Group, Inc. (a)	1,600,000	$ 59,200,000
Realogy Holdings Corp. (a)	1,000,000	46,720,000
		105,920,000
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		124,263,475
THRIFTS & MORTGAGE FINANCE - 1.1%
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp. (a)	800,000	9,104,000
Ocwen Financial Corp. (a)(d)	1,250,000	12,750,000
Radian Group, Inc.	284,800	5,342,848
Washington Mutual, Inc. (a)	155,200	2
		27,196,850
TRADING COMPANIES & DISTRIBUTORS - 1.3%
Trading Companies & Distributors - 1.3%
AerCap Holdings NV (a)	700,000	32,053,000
TOTAL COMMON STOCKS (Cost $2,021,817,696)		2,446,289,892
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.15% (b)	91,164,169	91,164,169
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	15,947,639	15,947,639
TOTAL MONEY MARKET FUNDS (Cost $107,111,808)		107,111,808
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $2,128,929,504)		2,553,401,700
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(26,232,077)
NET ASSETS - 100%		$ 2,527,169,623
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 96,666
Fidelity Securities Lending Cash Central Fund	67,436
Total	$ 164,102
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,446,289,892	$ 2,426,229,225	$ 20,060,665	$ 2
Money Market Funds	107,111,808	107,111,808	-	-
Total Investments in Securities:	$ 2,553,401,700	$ 2,533,341,033	$ 20,060,665	$ 2
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,138,337,677. Net unrealized appreciation aggregated $415,064,023, of which $475,987,890 related to appreciated investment securities and $60,923,867 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

June 30, 2015

1.851900.108

HCCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
BIOTECHNOLOGY - 19.7%
Biotechnology - 19.7%
Ablynx NV (a)	246,811	$ 3,033,609
Acceleron Pharma, Inc. (a)	109,332	3,459,264
Acorda Therapeutics, Inc. (a)	147,300	4,909,509
Actelion Ltd.	67,508	9,877,635
Advaxis, Inc. (a)(d)	284,406	5,781,974
Alnylam Pharmaceuticals, Inc. (a)	109,296	13,101,312
AMAG Pharmaceuticals, Inc. (a)(d)	180,000	12,430,800
Amgen, Inc.	205,396	31,532,394
Amicus Therapeutics, Inc. (a)	342,900	4,852,035
Arena Pharmaceuticals, Inc. (a)(d)	1,276,300	5,922,032
Array BioPharma, Inc. (a)(d)	587,201	4,233,719
Ascendis Pharma A/S	134,900	2,371,542
Avalanche Biotechnologies, Inc. (a)(d)	45,048	731,580
Biogen, Inc. (a)	83,861	33,874,812
BioMarin Pharmaceutical, Inc. (a)	182,300	24,934,994
bluebird bio, Inc. (a)	2,900	488,273
Blueprint Medicines Corp.	50,446	1,336,315
Celgene Corp. (a)	74,900	8,668,552
Cellectis SA sponsored ADR (d)	145,400	5,246,032
Curis, Inc. (a)	1,285,500	4,255,005
Discovery Laboratories, Inc. (a)	1,274,186	866,446
Dyax Corp. (a)	348,300	9,229,950
Gilead Sciences, Inc.	231,282	27,078,497
Heron Therapeutics, Inc. (a)(d)	87,300	2,720,268
Incyte Corp. (a)	51,500	5,366,815
Insmed, Inc. (a)	478,028	11,673,444
Intercept Pharmaceuticals, Inc. (a)	66,326	16,009,770
Neurocrine Biosciences, Inc. (a)	250,465	11,962,208
Puma Biotechnology, Inc. (a)(d)	229,418	26,784,552
Spark Therapeutics, Inc. (d)	85,723	5,166,525
TESARO, Inc. (a)(d)	175,100	10,294,129
Ultragenyx Pharmaceutical, Inc. (a)	178,309	18,257,059
United Therapeutics Corp. (a)	36,500	6,349,175
Vertex Pharmaceuticals, Inc. (a)	451,100	55,701,828
Xencor, Inc. (a)	118,706	2,607,971
		391,110,025
CAPITAL MARKETS - 0.0%
Asset Management & Custody Banks - 0.0%
RPI International Holdings LP (a)(e)	7,167	844,989
Common Stocks - continued
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	233,700	$ 5,580,756
HEALTH CARE EQUIPMENT & SUPPLIES - 18.2%
Health Care Equipment - 17.1%
Boston Scientific Corp. (a)	4,900,000	86,730,000
CONMED Corp.	225,910	13,163,776
Edwards Lifesciences Corp. (a)	72,942	10,389,129
HeartWare International, Inc. (a)(d)	177,931	12,933,804
Medtronic PLC	1,940,000	143,754,000
Neovasc, Inc. (a)	800,000	5,472,000
Nevro Corp. (d)	91,500	4,918,125
ResMed, Inc. (d)	164,100	9,250,317
St. Jude Medical, Inc.	136,400	9,966,748
Steris Corp. (d)	115,217	7,424,583
Tornier NV (a)	513,800	12,839,862
Zeltiq Aesthetics, Inc. (a)(d)	183,471	5,406,890
Zimmer Biomet Holdings, Inc.	167,100	18,252,333
		340,501,567
Health Care Supplies - 1.1%
Derma Sciences, Inc. (a)	183,530	1,314,075
The Cooper Companies, Inc.	108,931	19,386,450
		20,700,525
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		361,202,092
HEALTH CARE PROVIDERS & SERVICES - 14.2%
Health Care Distributors & Services - 4.2%
Amplifon SpA	550,543	4,287,203
EBOS Group Ltd.	898,614	6,241,694
McKesson Corp.	300,855	67,635,213
United Drug PLC (United Kingdom)	618,700	4,757,616
		82,921,726
Health Care Facilities - 2.9%
Brookdale Senior Living, Inc. (a)	291,745	10,123,552
HCA Holdings, Inc. (a)	166,900	15,141,168
Surgical Care Affiliates, Inc. (a)	364,676	13,996,265
Universal Health Services, Inc. Class B	132,073	18,767,573
		58,028,558
Health Care Services - 2.1%
Adeptus Health, Inc. Class A (d)	77,721	7,382,718
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Services - continued
DaVita HealthCare Partners, Inc. (a)	182,300	$ 14,487,381
Envision Healthcare Holdings, Inc. (a)	510,496	20,154,382
Teladoc, Inc.	4,800	91,200
		42,115,681
Managed Health Care - 5.0%
Cigna Corp.	239,000	38,718,000
Humana, Inc.	23,515	4,497,949
UnitedHealth Group, Inc.	394,330	48,108,260
Wellcare Health Plans, Inc. (a)	91,200	7,736,496
		99,060,705
TOTAL HEALTH CARE PROVIDERS & SERVICES		282,126,670
HEALTH CARE TECHNOLOGY - 3.7%
Health Care Technology - 3.7%
athenahealth, Inc. (a)(d)	166,900	19,123,402
Castlight Health, Inc.	700,500	5,702,070
Castlight Health, Inc. Class B (a)	27,700	225,478
Cerner Corp. (a)	284,463	19,645,015
Connecture, Inc.	500,000	5,280,000
Evolent Health, Inc.	132,120	2,576,340
HealthStream, Inc. (a)	298,858	9,091,260
Medidata Solutions, Inc. (a)	209,638	11,387,536
		73,031,101
INDUSTRIAL CONGLOMERATES - 1.0%
Industrial Conglomerates - 1.0%
Danaher Corp.	236,530	20,244,603
LIFE SCIENCES TOOLS & SERVICES - 3.0%
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	802,300	30,952,734
Bruker Corp. (a)	401,100	8,186,451
PRA Health Sciences, Inc.	201,804	7,331,539
Thermo Fisher Scientific, Inc.	109,439	14,200,805
		60,671,529
PHARMACEUTICALS - 37.6%
Pharmaceuticals - 37.6%
AbbVie, Inc.	1,093,940	73,501,829
Allergan PLC (a)	528,807	160,471,770
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Amphastar Pharmaceuticals, Inc. (a)	351,704	$ 6,182,956
Bristol-Myers Squibb Co.	665,697	44,295,478
Dechra Pharmaceuticals PLC	364,700	5,632,933
Eisai Co. Ltd.	220,700	14,816,123
Eli Lilly & Co.	227,400	18,985,626
Endo Health Solutions, Inc. (a)	372,271	29,651,385
Horizon Pharma PLC (a)	386,400	13,423,536
Jazz Pharmaceuticals PLC (a)	201,292	35,441,482
Jiangsu Hengrui Medicine Co. Ltd.	890,240	6,394,338
Lee's Pharmaceutical Holdings Ltd.	3,091,500	5,136,846
Mallinckrodt PLC (a)	182,340	21,465,065
Mylan N.V.	492,264	33,405,035
Novartis AG sponsored ADR	291,700	28,685,778
Pacira Pharmaceuticals, Inc. (a)(d)	109,400	7,736,768
Perrigo Co. PLC	136,700	25,266,261
Prestige Brands Holdings, Inc. (a)	273,500	12,646,640
Sanofi SA sponsored ADR	415,700	20,589,621
SCYNEXIS, Inc. (a)	400,000	3,516,000
Shire PLC sponsored ADR	182,313	44,026,766
Sun Pharmaceutical Industries Ltd. (a)	528,390	7,270,972
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,372,417	81,109,845
TherapeuticsMD, Inc. (a)(d)	903,800	7,103,868
Valeant Pharmaceuticals International (Canada) (a)	140,400	31,145,419
ZS Pharma, Inc.	172,000	9,011,080
		746,913,420
PROFESSIONAL SERVICES - 0.4%
Human Resource & Employment Services - 0.4%
WageWorks, Inc. (a)	209,723	8,483,295
TOTAL COMMON STOCKS (Cost $1,428,747,503)		1,950,208,480
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(e) (Cost $2,885,246)	438,101	2,869,562
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	42,090,473	$ 42,090,473
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	94,055,316	94,055,316
TOTAL MONEY MARKET FUNDS (Cost $136,145,789)		136,145,789
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,567,778,538)		2,089,223,831
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(101,987,101)
NET ASSETS - 100%		$ 1,987,236,730
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,714,551 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,885,246
RPI International Holdings LP	5/21/15	$ 844,989
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,970
Fidelity Securities Lending Cash Central Fund	267,892
Total	$ 287,862
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,950,208,480	$ 1,949,363,491	$ -	$ 844,989
Convertible Preferred Stocks	2,869,562	-	-	2,869,562
Money Market Funds	136,145,789	136,145,789	-	-
Total Investments in Securities:	$ 2,089,223,831	$ 2,085,509,280	$ -	$ 3,714,551
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $1,571,699,787. Net unrealized appreciation aggregated $517,524,044, of which $554,238,669 related to appreciated investment securities and $36,714,625 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

June 30, 2015

1.851903.108

MTCIP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 69.8%
Commodity Chemicals - 9.2%
LyondellBasell Industries NV Class A	277,630	$ 28,740,258
Methanex Corp.	170,100	9,495,094
Orion Engineered Carbons SA	217,600	4,016,896
		42,252,248
Diversified Chemicals - 17.5%
E.I. du Pont de Nemours & Co.	715,500	45,756,223
Eastman Chemical Co.	417,789	34,183,496
		79,939,719
Fertilizers & Agricultural Chemicals - 18.2%
Agrium, Inc. (d)	67,100	7,111,311
CF Industries Holdings, Inc.	359,190	23,088,733
Monsanto Co.	329,534	35,125,029
Syngenta AG sponsored ADR (d)	82,700	6,749,147
The Mosaic Co.	238,200	11,159,670
		83,233,890
Industrial Gases - 1.8%
Airgas, Inc.	78,403	8,293,469
Specialty Chemicals - 23.1%
Albemarle Corp. U.S.	144,500	7,986,515
Ashland, Inc.	114,200	13,920,980
Cytec Industries, Inc.	193,800	11,730,714
Ecolab, Inc.	237,748	26,882,166
NewMarket Corp.	15,895	7,055,632
PPG Industries, Inc.	235,600	27,028,032
W.R. Grace & Co. (a)	111,396	11,173,019
		105,777,058
TOTAL CHEMICALS		319,496,384
CONSTRUCTION MATERIALS - 3.5%
Construction Materials - 3.5%
Eagle Materials, Inc.	211,957	16,178,678
CONTAINERS & PACKAGING - 17.8%
Metal & Glass Containers - 2.6%
Ball Corp.	143,200	10,045,480
Owens-Illinois, Inc. (a)	92,900	2,131,126
		12,176,606
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - CONTINUED
Paper Packaging - 15.2%
Avery Dennison Corp.	90,000	$ 5,484,600
Graphic Packaging Holding Co.	1,022,076	14,237,519
MeadWestvaco Corp.	149,400	7,050,186
Packaging Corp. of America	139,600	8,723,604
Rock-Tenn Co. Class A	403,864	24,312,613
Sealed Air Corp.	188,300	9,674,854
		69,483,376
TOTAL CONTAINERS & PACKAGING		81,659,982
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc.	162,510	1,075,816
METALS & MINING - 4.5%
Steel - 4.5%
Nucor Corp.	196,900	8,677,383
Steel Dynamics, Inc.	566,700	11,739,191
		20,416,574
PAPER & FOREST PRODUCTS - 1.8%
Paper Products - 1.8%
Domtar Corp.	196,543	8,136,880
TRADING COMPANIES & DISTRIBUTORS - 1.1%
Trading Companies & Distributors - 1.1%
Wolseley PLC	78,141	4,988,513
TOTAL COMMON STOCKS (Cost $381,985,534)		451,952,827
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	6,849,576	$ 6,849,576
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	12,159,850	12,159,850
TOTAL MONEY MARKET FUNDS (Cost $19,009,426)		19,009,426
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $400,994,960)		470,962,253
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(13,073,672)
NET ASSETS - 100%		$ 457,888,581
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,267
Fidelity Securities Lending Cash Central Fund	13,482
Total	$ 18,749
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $402,149,710. Net unrealized appreciation aggregated $68,812,543, of which $80,703,101 related to appreciated investment securities and $11,890,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Equity
Central Fund

June 30, 2015

1.859215.107

INTCEN-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 4.2%
Australia & New Zealand Banking Group Ltd.	1,224,622	$ 30,424,399
BHP Billiton Ltd.	409,708	8,357,559
Commonwealth Bank of Australia	551,153	36,200,860
Flight Centre Travel Group Ltd. (d)	747,742	19,678,753
Magellan Financial Group Ltd.	841,717	11,300,025
Santos Ltd.	604,016	3,649,004
SEEK Ltd.	907,412	9,843,599
South32 Ltd. (a)	12	17
Telstra Corp. Ltd.	1,905,345	9,026,223
TOTAL AUSTRALIA		128,480,439
Austria - 1.0%
ams AG	107,600	4,707,032
Andritz AG	200,700	11,109,207
Erste Group Bank AG (a)	549,200	15,597,721
TOTAL AUSTRIA		31,413,960
Bailiwick of Jersey - 1.3%
Shire PLC	255,600	20,537,349
Wolseley PLC	306,840	19,588,631
TOTAL BAILIWICK OF JERSEY		40,125,980
Belgium - 2.8%
Anheuser-Busch InBev SA NV	253,716	30,532,305
KBC Groep NV	723,600	48,353,925
Melexis NV	113,300	6,568,250
TOTAL BELGIUM		85,454,480
Bermuda - 1.7%
Avance Gas Holding Ltd.	43,885	792,012
Cheung Kong Infrastructure Holdings Ltd.	647,000	5,024,724
Chow Sang Sang Holdings International Ltd.	3,727,000	7,481,358
Hongkong Land Holdings Ltd.	1,509,500	12,377,900
Petra Diamonds Ltd. (a)	5,210,873	12,191,313
Vostok New Ventures Ltd.:
rights 7/10/15 (a)	1,880,279	907,268
SDR (a)	1,880,279	12,871,865
TOTAL BERMUDA		51,646,440
British Virgin Islands - 0.3%
Luxoft Holding, Inc. (a)	155,000	8,765,250
Canada - 1.0%
Constellation Software, Inc.	16,300	6,471,191
Common Stocks - continued
	Shares	Value
Canada - continued
Imperial Oil Ltd.	207,200	$ 8,004,323
PrairieSky Royalty Ltd. (f)	36,900	930,920
Suncor Energy, Inc.	167,800	4,621,553
West Fraser Timber Co. Ltd.	179,600	9,868,653
TOTAL CANADA		29,896,640
Cayman Islands - 0.9%
Pacific Textile Holdings Ltd.	11,366,000	18,152,638
Value Partners Group Ltd.	6,075,000	9,592,662
TOTAL CAYMAN ISLANDS		27,745,300
China - 0.3%
Kweichow Moutai Co. Ltd.	192,608	8,002,814
Denmark - 0.8%
TDC A/S	760,200	5,574,353
Vestas Wind Systems A/S	374,900	18,711,666
TOTAL DENMARK		24,286,019
Finland - 0.6%
Fortum Corp.	259,100	4,604,391
Nokia Corp.	1,097,900	7,484,347
Tikkurila Oyj	263,670	5,241,173
TOTAL FINLAND		17,329,911
France - 8.4%
Air Liquide SA	196,180	24,812,794
BIC SA	110,700	17,648,187
Christian Dior SA	115,500	22,546,782
Dassault Systemes SA (d)	104,300	7,583,707
Edenred SA	663,871	16,404,684
Eurazeo SA	120,855	7,996,534
GDF Suez	479,300	8,891,544
L'Oreal SA	92,700	16,535,455
Orange SA	743,000	11,482,589
Publicis Groupe SA	1	74
Renault SA	274,600	28,599,394
Rexel SA	879,700	14,181,407
Safran SA	286,300	19,403,047
Suez Environnement SA	289,021	5,376,158
Total SA	402,500	19,743,016
Common Stocks - continued
	Shares	Value
France - continued
Total SA sponsored ADR (d)	243,200	$ 11,958,144
VINCI SA	372,594	21,550,247
TOTAL FRANCE		254,713,763
Germany - 5.3%
Bayer AG	215,500	30,163,409
Beiersdorf AG	99,300	8,318,344
Continental AG	90,500	21,414,736
Daimler AG (Germany)	8,256	751,431
Deutsche Annington Immobilien SE	773,800	21,825,574
Deutsche Annington Immobilien SE rights 6/30/15	773,800	1,138,726
Deutsche Telekom AG	966,400	16,661,024
E.ON AG	634,822	8,457,389
Fresenius SE & Co. KGaA	203,800	13,075,730
Hugo Boss AG	88,900	9,935,794
OSRAM Licht AG	151,729	7,266,056
ProSiebenSat.1 Media AG	219,800	10,855,450
RWE AG	209,600	4,506,375
SAP AG (d)	110,186	7,721,428
TOTAL GERMANY		162,091,466
Hong Kong - 1.9%
China Everbright Ltd.	2,506,000	8,696,506
Dah Sing Financial Holdings Ltd.	1,380,400	9,055,394
Hang Seng Bank Ltd.	841,400	16,444,724
Hysan Development Co. Ltd.	2,756,000	11,946,204
PCCW Ltd.	9,215,000	5,504,119
Power Assets Holdings Ltd.	749,000	6,831,447
TOTAL HONG KONG		58,478,394
India - 0.4%
Housing Development Finance Corp. Ltd.	640,744	13,069,794
Indonesia - 1.0%
PT Bank Central Asia Tbk	10,987,000	11,125,033
PT Bank Danamon Indonesia Tbk Series A	32,281,300	10,411,370
PT Indocement Tunggal Prakarsa Tbk	5,644,900	8,838,349
TOTAL INDONESIA		30,374,752
Ireland - 2.2%
Allergan PLC (a)	43,300	13,139,818
Greencore Group PLC	1,734,154	8,555,839
James Hardie Industries PLC CDI	1,262,090	16,865,619
Common Stocks - continued
	Shares	Value
Ireland - continued
Medtronic PLC	107,800	$ 7,987,980
Ryanair Holdings PLC sponsored ADR	273,400	19,507,090
TOTAL IRELAND		66,056,346
Israel - 1.3%
Bezeq The Israel Telecommunication Corp. Ltd.	2,942,400	5,013,217
Frutarom Industries Ltd.	302,251	12,678,052
Teva Pharmaceutical Industries Ltd. sponsored ADR	389,800	23,037,180
TOTAL ISRAEL		40,728,449
Italy - 1.1%
Enel SpA	2,251,645	10,201,641
Mediaset SpA	1,673,200	8,043,463
Mediolanum SpA	409,214	3,415,889
Telecom Italia SpA (a)	8,271,000	10,510,883
TOTAL ITALY		32,171,876
Japan - 17.5%
ACOM Co. Ltd. (a)(d)	3,149,000	12,093,230
AEON MALL Co. Ltd.	681,740	12,778,621
Ain Pharmaciez, Inc.	216,300	10,038,681
Astellas Pharma, Inc.	1,379,600	19,676,364
Bridgestone Corp.	502,000	18,570,944
Broadleaf Co. Ltd.	330,700	4,450,406
Coca-Cola Central Japan Co. Ltd.	328,900	6,087,008
Daikin Industries Ltd.	267,100	19,225,264
DaikyoNishikawa Corp.	18,800	643,641
Fuji Heavy Industries Ltd.	705,400	25,983,112
Hitachi Construction Machinery Co. Ltd.	602,200	10,549,633
Hitachi Ltd.	2,065,000	13,613,123
Isuzu Motors Ltd.	1,571,500	20,641,306
Japan Tobacco, Inc.	435,300	15,509,463
JSR Corp.	891,100	15,756,346
JTEKT Corp.	928,900	17,593,579
KDDI Corp.	579,900	13,997,014
Komatsu Ltd.	733,600	14,727,746
Leopalace21 Corp. (a)	2,032,200	12,470,337
Makita Corp.	146,100	7,926,658
Mitsubishi Electric Corp.	1,737,000	22,453,193
Mitsui Fudosan Co. Ltd.	610,000	17,081,097
Murata Manufacturing Co. Ltd.	89,300	15,585,635
Nintendo Co. Ltd.	65,000	10,871,839
Nippon Telegraph & Telephone Corp.	338,400	12,255,412
Common Stocks - continued
	Shares	Value
Japan - continued
NSK Ltd.	1,316,000	$ 20,333,832
OMRON Corp.	356,730	15,506,832
ORIX Corp.	1,383,400	20,583,988
Sanken Electric Co. Ltd.	1,095,000	6,773,011
SoftBank Corp.	105,300	6,202,485
Sony Corp.	955,700	27,138,883
Sumitomo Mitsui Financial Group, Inc.	595,900	26,528,993
Suzuki Motor Corp.	493,200	16,663,660
Tokyo Gas Co. Ltd.	1,126,000	5,980,308
Toshiba Corp.	4,729,000	16,267,590
Toyoda Gosei Co. Ltd.	279,200	6,736,754
Toyota Boshoku Corp.	301,200	5,079,681
VT Holdings Co. Ltd.	1,040,500	6,197,855
TOTAL JAPAN		530,573,524
Korea (South) - 1.4%
DGB Financial Group Co. Ltd.	998,233	10,432,068
Dongbu Insurance Co. Ltd.	250,461	12,639,829
Samsung Electronics Co. Ltd.	8,045	9,111,669
SK Hynix, Inc.	241,322	9,117,797
TOTAL KOREA (SOUTH)		41,301,363
Netherlands - 2.0%
ASML Holding NV (Netherlands)	91,711	9,539,544
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 11/06/2015 (a)(e)	221,000	1,596,646
ING Groep NV (Certificaten Van Aandelen)	1,661,100	27,583,195
Koninklijke Ahold NV	453,082	8,485,990
Royal DSM NV	251,424	14,575,602
TOTAL NETHERLANDS		61,780,977
New Zealand - 0.1%
A2 Milk Co. Ltd. (a)(d)	4,854,882	2,335,837
Norway - 0.5%
Borregaard ASA	1,143,961	8,097,729
Statoil ASA (d)	463,600	8,290,564
TOTAL NORWAY		16,388,293
Portugal - 0.2%
Energias de Portugal SA	1,527,837	5,799,767
Common Stocks - continued
	Shares	Value
South Africa - 0.6%
Naspers Ltd. Class N	125,800	$ 19,594,855
Spain - 0.6%
Gas Natural SDG SA	240,000	5,442,252
Iberdrola SA	1,805,070	12,158,814
TOTAL SPAIN		17,601,066
Sweden - 2.8%
Alfa Laval AB	882,200	15,526,575
East Capital Explorer AB (a)	1,053,858	6,674,131
Lundbergfoeretagen AB	170,267	7,562,538
Lundin Petroleum AB (a)(d)	191,500	3,280,276
Nordea Bank AB	1,429,200	17,826,532
Rezidor Hotel Group AB	2,934,700	11,682,371
Svenska Cellulosa AB (SCA) (B Shares)	401,100	10,199,446
Svenska Handelsbanken AB (A Shares)	854,700	12,475,340
TOTAL SWEDEN		85,227,209
Switzerland - 7.0%
EFG International	567,058	8,036,278
Julius Baer Group Ltd.	413,290	23,185,262
Nestle SA	368,301	26,573,149
Novartis AG	587,671	57,803,597
Roche Holding AG (participation certificate)	174,643	48,968,414
Sika AG (Bearer)	3,940	13,898,198
Sonova Holding AG Class B	58,012	7,842,897
Syngenta AG (Switzerland)	65,843	26,865,388
TOTAL SWITZERLAND		213,173,183
Thailand - 0.8%
Kasikornbank PCL (For. Reg.)	2,421,400	13,550,806
TISCO Financial Group PCL	7,324,400	9,976,235
TOTAL THAILAND		23,527,041
Turkey - 0.2%
Logo Yazilim Sanayi Ve Ticar	565,917	4,983,262
United Kingdom - 21.8%
Aberdeen Asset Management PLC	2,380,100	15,108,518
Al Noor Hospitals Group PLC	562,300	8,349,206
Aldermore Group PLC	2,556,500	12,388,122
AstraZeneca PLC (United Kingdom)	378,443	23,951,754
Aviva PLC	3,084,915	23,893,854
Babcock International Group PLC	150,200	2,548,819
Common Stocks - continued
	Shares	Value
United Kingdom - continued
BAE Systems PLC	3,134,800	$ 22,224,102
Bellway PLC	229,100	8,538,568
BG Group PLC	792,616	13,200,870
BP PLC	4,557,037	30,243,596
British American Tobacco PLC (United Kingdom)	246,600	13,277,564
Britvic PLC	598,900	6,751,830
BT Group PLC	2,670,100	18,907,897
Cairn Energy PLC (a)	841,154	2,244,184
Diageo PLC	844,553	24,458,078
easyJet PLC	399,800	9,711,752
Essentra PLC	837,900	13,073,345
Hikma Pharmaceuticals PLC	282,754	8,587,879
Howden Joinery Group PLC	1,918,100	15,596,491
Imperial Tobacco Group PLC	817,764	39,408,241
Informa PLC	1,462,358	12,557,094
International Personal Finance PLC	31,498	227,876
ITV PLC	5,110,000	21,140,587
Lloyds Banking Group PLC	23,434,200	31,453,372
Mondi PLC	838,500	18,062,831
National Grid PLC	1,091,000	14,042,076
Prudential PLC	1,679,009	40,463,375
Royal Dutch Shell PLC:
Class A (United Kingdom)	721,211	20,391,638
Class B (United Kingdom)	377,219	10,739,623
SABMiller PLC	103,600	5,378,301
Shawbrook Group Ltd.	2,488,000	14,296,200
St. James's Place Capital PLC	1,637,093	23,304,878
St. Modwen Properties PLC	2,204,900	15,690,490
Standard Chartered PLC:
(Hong Kong)	947,534	15,389,765
(United Kingdom)	2,548,537	40,804,721
Tesco PLC	3,652,200	12,168,337
Unilever PLC	136,199	5,848,271
Victrex PLC (d)	307,800	9,334,073
Virgin Money Holdings Uk PLC (a)	1,768,800	12,242,495
Vodafone Group PLC	7,520,428	27,433,735
TOTAL UNITED KINGDOM		663,434,408
United States of America - 4.7%
AbbVie, Inc.	23,600	1,585,684
Akorn, Inc. (a)(d)	140,710	6,143,399
Chevron Corp.	56,100	5,411,967
Common Stocks - continued
	Shares	Value
United States of America - continued
Cobalt International Energy, Inc. (a)	233,400	$ 2,266,314
ConocoPhillips Co.	54,900	3,371,409
Constellation Brands, Inc. Class A (sub. vtg.)	115,600	13,411,912
Eli Lilly & Co.	122,500	10,227,525
Energizer Holdings, Inc.	70,900	9,326,895
FMC Technologies, Inc. (a)	80,900	3,356,541
Freeport-McMoRan, Inc.	772,100	14,376,502
Jarden Corp. (a)	159,900	8,274,825
Kroger Co.	92,900	6,736,179
Macy's, Inc.	207,900	14,027,013
Molson Coors Brewing Co. Class B	103,000	7,190,430
Mondelez International, Inc.	184,700	7,598,558
Monster Beverage Corp. (a)	79,500	10,654,590
Nu Skin Enterprises, Inc. Class A	178,100	8,393,853
Ocular Therapeutix, Inc.	282,100	5,932,563
WhiteWave Foods Co. (a)	116,100	5,674,968
TOTAL UNITED STATES OF AMERICA		143,961,127
TOTAL COMMON STOCKS (Cost $2,680,594,514)		2,940,513,985
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $14,275,874)	81,200	18,829,370
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	55,728,887	$ 55,728,887
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	48,652,371	48,652,371
TOTAL MONEY MARKET FUNDS (Cost $104,381,258)		104,381,258
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,799,251,646)		3,063,724,613
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(22,706,130)
NET ASSETS - 100%		$ 3,041,018,483
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
95 ICE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2015	$ 8,711,500	$ (286,477)

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,596,646 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 87,044
Fidelity Securities Lending Cash Central Fund	1,199,208
Total	$ 1,286,252
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 420,866,346	$ 393,727,463	$ 27,138,883	$ -
Consumer Staples	311,942,875	199,085,171	112,857,704	-
Energy	152,495,954	49,886,647	102,609,307	-
Financials	791,091,165	638,433,004	152,658,161	-
Health Care	307,010,748	155,749,634	151,261,114	-
Industrials	354,302,564	354,302,564	-	-
Information Technology	148,854,323	124,109,004	24,745,319	-
Materials	232,893,543	197,670,596	35,222,947	-
Telecommunication Services	142,568,951	39,114,926	103,454,025	-
Utilities	97,316,886	83,274,810	14,042,076	-
Money Market Funds	104,381,258	104,381,258	-	-
Total Investments in Securities:	$ 3,063,724,613	$ 2,339,735,077	$ 723,989,536	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (286,477)	$ (286,477)	$ -	$ -
Income Tax Information

At June 30, 2015, the cost of investment securities for income tax purposes was $2,812,255,472. Net unrealized appreciation aggregated $251,469,141, of which $394,394,480 related to appreciated investment securities and $142,925,339 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015